UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-manager series trust

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached hereto.

PFM MULTI-MANAGER SERIES TRUST
SEMI-ANNUAL REPORT
MARCH 31, 2022

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at https://mmst.pfmam.com

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedules of investments with the SEC for the last month of the Trust’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at https://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

The semi-annual period ending March 31, 2022 is a story of two halves. The first half, October 1, 2021 to December 31 saw the economy continue to recover and capital markets perform well despite new Covid variants. The continuing economic recovery and strong performance by capital markets were supported by favorable monetary policy. But in January 2022, the Federal Reserve (the “Fed”) hinted that due to continuing high inflation, interest rate increases and balance sheet reduction would likely proceed at a faster pace than expected and more aggressively than the previous rate cycle. As a result, the second half of the semi-annual period saw an equity market correction, unpreceded market volatility and a decline in Gross Domestic Product (“GDP”). In addition to a more hawkish Fed, geopolitical risks that had been in the background burst onto center stage as Russia invaded Ukraine. Inflation, which had increased significantly due to overly aggressive fiscal and monetary policy and supply chain bottlenecks but was expected to begin to moderate, was given a new impetus as commodity prices further increased. With equity valuations elevated and credit spreads at historical low levels, the increased risk from less favorable monetary policy, continuing elevated inflation and a less favorable geopolitical environment led to a brutal sell-off in both equities and fixed income markets.
Starting in the second half of 2020 and continuing to the end of 2021, capital markets were presented with a “goldilocks” scenario of recovering economic growth and favorable monetary policy. In early 2022, both factors have turned into headwinds for capital markets. Economic growth is slowing and the Fed is far less friendly. As a result, valuations for equities as well as other asset classes have come under pressure. The increased volatility is likely to remain with us until markets have visibility as to when the Fed will end its rate hike cycle. While we expect capital markets to remain volatile, we believe equities, credit and other economically sensitive asset classes will perform better in the second half of 2022 as inflation begins to moderate and economic growth stabilizes.
As for inflation, the current elevated inflation rate, and resulting more hawkish monetary policy, is a risk for both consumers and companies. While nominal wage growth is robust, adjusted for inflation, real wage growth is negative. Negative real wage growth combined with a reduced, more normal saving rate than that of 2020-2021 means the US consumer, while currently in good financial position, may come under pressure later in the year. Corporate profit margins are currently at very healthy levels, which support increasing cap-ex spending, growing dividend payouts and share buybacks. However, high inflation may pressure profit margins as consumers begin to rebel against rising prices, which may force companies to absorb some of the higher input costs. The less favorable macro-economic backdrop has increased the risk of recession in 2023 or 2024.
As has been the case in early 2022, developed economies outside of the US are likely to face more challenging conditions due to their greater reliance on Russia for their energy needs. Economic growth in Europe will continue to be particularly challenged. While commodity exporting emerging economies are benefiting from higher prices, others such as China are facing more challenging conditions. China is currently experiencing another wave of Covid cases. Its “zero tolerance” policy is resulting in renewed shutdown of some of its major cities. This has led to a slowdown in economic growth, as seen in its most recent Purchasing Managers Index (“PMI”). As a result, the government has promised greater stimulus and more favorable monetary policy. While these measures will help, China is limited to how much more it can do because of its high and increasing debt levels.
For the rest of 2022, capital market volatility and risk are likely to remain elevated. In addition to possible new Covid variants and geopolitical risks, as the year progresses, investors will begin to turn their attention to the Congressional elections in November. In addition, while we do not currently expect a recession in the near term, the economy is clearly slowing. Whether the Federal Reserve can engineer a “soft landing” in the face of a slowing economy and elevated inflation remains to be seen.
Investors will continue to assess their views about capital markets over the next several years. With interest rates still at historically low levels and the Federal Reserve guiding that it will need to aggressively raise rates as well as reduce its balance sheet to moderate elevated inflation, returns from fixed income instruments are likely to remain muted for the next several years. While the “correction” in equity markets that we had in the first quarter of 2022 is to be expected, rising interest rates combined with a slowing economy will likely continue to pressure equity valuations even if we avoid a recession. While fixed income returns are expected to remain low as interest rates rise, we believe fixed income still has a role to play and, when complemented by additional asset classes and investment strategies, can enhance portfolio return.
Respectfully,
PFM Asset Management LLC
May 4, 2022
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   1

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The Domestic Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2022: Aristotle Atlantic Partners LLC, Champlain Investment Partners LLC, Jacobs Levy Equity Management, Inc., Nuance Investments, LLC, and Vaughan Nelson Investment Management, L.P. The Fund also held a position in the Vanguard Total Stock Market ETF. For the six months ending March 31, 2022, the Domestic Equity Fund returned 3.30%, underperforming the Russell 3000 Index return of 3.50% for the same period. The underperformance was largely a result of an overweight to the dedicated mid cap manager, Champlain Investment Partners LLC. Nuance All Cap Value, Vaughan Nelson Select and Jacobs Levy Small Cap outperformed their respective benchmarks during this time.
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Atlantic Partners LLC	8.1	70.7	Active U.S. All-Cap
Champlain Investment Partners LLC	8.9	77.9	Active U.S. Mid-Cap
Jacobs Levy Equity Partners Inc	4.0	35.0	Active U.S. Small-Cap
Nuance Investments, LLC	5.9	51.9	Active U.S. All-Cap
Vaughan Nelson Investment Management, L.P	12.5	109.2	Active U.S. All-Cap

Note: Fund Assets % column does not add up to 100% due to $531.4 million invested in the Vanguard Total Stock Market ETF, Fund level cash and rounding differences.
Sector Diversification	%
Communication Services	6.8
Consumer Discretionary	10.3
Consumer Staples	6.3
Energy	3.1
Financials	12.7
Health Care	15.1
Industrials	10.8
Information Technology	23.2
Materials	3.8
Real Estate	3.2
Utilities	3.0
Cash Equivalents and Other	1.7

Note: Percentages above are inclusive of underlying exposures within the Vanguard Total Stock Market ETF and may differ from percentages reflected in the Schedule of Investments.
PFM Multi-Manager International Equity Fund Review
The International Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2022: Acadian Asset Management LLC, Aristotle Capital Management, LLC, Kayne Anderson Rudnick LLC, Ninety One North America, Inc., Schroder Investment Management North America, Inc. and WCM Investment Management, LLC. The Fund also held positions in the Artisan International Small-Mid Fund and the iShares Core MSCI Total International ETF. For the six months ended March 31, 2022, the International Equity Fund returned -7.43%, underperforming the MSCI All Country World ex-U.S. Index return of -3.72% for the same period. Active managers within total international markets and international small/mid cap space detracted the most from performance due to poor stock selection. Within international developed markets, Acadian Non-US Equity added alpha.
2   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management	13.6	87.2	Active International Developed Markets
Aristotle Capital Management, LLC	13.8	88.9	Active International Developed Markets
Kayne Anderson Rudnick LLC	4.6	29.4	Active International Small-Cap
Ninety One North America Inc	13.0	83.7	Active Total International Markets
Schroders Investment Management	10.4	67.1	Active Emerging Markets
WCM Investment Management	15.2	97.6	Active Total International Markets

Note: Fund Assets % column does not add up to 100% due to $186.6 million invested in the iShares Core MSCI Total International ETF, Artisan International Small-Mid Fund, Fund level cash and rounding differences.
Region Diversification	%
Europe & Middle East ex-UK	36.9
UK	10.1
Pacific ex-Japan	7.8
Japan	12.1
North America	8.5
EM Europe, Middle East & Africa	2.6
EM Asia	15.7
EM Latin America	3.5
Cash Equivalents and Other	2.8
Sector Diversification	%
Communication Services	4.9
Consumer Discretionary	11.4
Consumer Staples	5.8
Energy	4.4
Financials	17.3
Health Care	12.7
Industrials	14.4
Information Technology	16.7
Materials	7.3
Real Estate	1.4
Utilities	1.2
Cash Equivalents and Other	2.5

Note: Percentages above are inclusive of underlying exposures within the iShares Core MSCI Total International Stock ETF and Artisan International Small-Mid Fund and may differ from percentages reflected in the Schedule of Investments.
PFM Multi-Manager Fixed-Income Fund Review
The Fixed Income Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund utilized the following sub-advisers as of March 31, 2022: Brown Brothers Harriman & Co., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC (“TAL”). The Fund also held positions in the BrandywineGLOBAL High Yield Fund, iShares Core US Aggregate Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, Mainstay Mackay High Yield Corporate Bond Fund, MFS Emerging Markets Debt Fund and the SPDR Blackstone Senior Loan ETF. For the six months ended March 31, 2022, the Fixed Income Fund returned -5.76%, outperforming the Bloomberg US Aggregate Index return of -5.92% for the same period. The outperformance was a result of allocations to lower duration assets such as structured credit (Brown Brothers Harriman and their positive selection) and senior loans (SPDR ETF). High yield bonds and active manager selection were also mildly additive. Detracting from results were overweights to investment grade corporate credit and emerging markets debt. Fixed income assets were volatile in the first few months of 2022 as high inflation prints and a more hawkish tone from the Fed led to a rates selloff. Emerging markets were further disrupted from Russia’s attack on Ukraine.
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	9.0	79.8	Active Securitized Assets
PineBridge Investments LLC	4.4	38.9	Active Investment Grade Credit
PGIM, Inc.	36.3	321.0	Active Investment Grade Core
Teachers Advisors, LLC	35.3	312.1	Active Investment Grade Core

Note: Fund Assets % column does not add up to 100% due to $132.3 million invested in the BrandywineGLOBAL High Yield Fund, Mainstay MacKay High Yield Corporate Bond Fund, iShares Core U.S. Aggregate Bond ETF, iShares JP Morgan USD Emerging Markets Bond ETF, MFS Emerging Markets Debt Fund, SPDR Blackstone Senior Loan ETF Fund level cash and rounding differences.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   3

Credit Quality Diversification	%
AAA/Aaa	39.9
AA/Aa	5.3
A	14.1
BBB/Baa	18.4
BB/Ba	6.7
B	6.9
Below B	1.1
Cash/Not Rated	7.6
Sector Diversification	%
U.S. Gov’t & Related	14.0
Muni/Local Authority	1.1
ABS	10.5
Agency MBS or CMOs	12.4
Non-Agency RMBS	2.5
CMBS	9.1
Investment Grade Corporate	24.0
High Yield Corporate	11.6
CLO	5.8
Emerging Market Debt	6.5
Cash Equivalents and Other	2.6

Note: Percentages above are inclusive of underlying exposures within the BradywineGLOBAL High Yield Fund, Mainstay MacKay High Yield Corporate Bond Fund, iShares Core U.S. Aggregate Bond ETF, iShares JP Morgan USD Emerging Markets Bond ETF, MFS Emerging Markets Debt Fund and SPDR Blackstone Senior Loan ETF and may differ from percentages reflected in the Schedule of Investments.
4   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM MULTI-MANAGER Domestic EQUITY FUND

Investments	Shares	Value
COMMON STOCKS – 38.1%
COMMUNICATION SERVICES – 1.7%
Alphabet, Inc., Class A(a)	3,109	$8,647,217
ATN International, Inc.	1,687	67,277
Cogent Communications Holdings, Inc.	49,236	3,266,809
Comcast Corp., Class A	29,767	1,393,691
comScore, Inc.(a)	5,480	15,947
Consolidated Communications Holdings, Inc.(a)	13,441	79,302
Cumulus Media, Inc., Class A(a)	395	3,930
Ooma, Inc.(a)	1,421	21,301
Walt Disney Co. (The)(a)	7,508	1,029,797
Yelp, Inc.(a)	2,874	98,032
Total Communication Services		14,623,303
CONSUMER DISCRETIONARY – 3.2%
Aaron’s Co., Inc. (The)	9,463	190,017
Advance Auto Parts, Inc.	10,100	2,090,296
Amazon.com, Inc.(a)	2,592	8,449,790
American Axle & Manufacturing Holdings, Inc.(a)	26,832	208,216
Cooper-Standard Holdings, Inc.(a)	1,588	13,927
Dollar General Corp.	13,077	2,911,332
General Motors Co.(a)	18,769	820,956
Genesco, Inc.(a)	3,449	219,391
Goodyear Tire & Rubber Co. (The)(a)	6,616	94,543
GoPro, Inc., Class A(a)	2,823	24,080
Group 1 Automotive, Inc.	2,437	409,002
Haverty Furniture Cos., Inc.	4,970	136,277
Home Depot, Inc. (The)	4,058	1,214,681
Lear Corp.	1,222	174,245
Leslie’s, Inc.(a)	64,300	1,244,848
Luminar Technologies, Inc.(a)	73,600	1,150,368
MarineMax, Inc.(a)	6,311	254,081
Marriott International, Inc., Class A(a)	12,129	2,131,672
O’Reilly Automotive, Inc.(a)	1,336	915,107
Perdoceo Education Corp.(a)	22,039	253,008
Planet Fitness, Inc., Class A(a)	10,000	844,800
PlayAGS, Inc.(a)	3,578	23,865
Signet Jewelers Ltd.	3,687	268,045
Sonic Automotive, Inc., Class A	5,187	220,499
Sonos, Inc.(a)	12,427	350,690
Sportsman’s Warehouse Holdings, Inc.(a)	6,612	70,682
Standard Motor Products, Inc.	4,040	174,286
Stoneridge, Inc.(a)	5,368	111,440
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Terminix Global Holdings, Inc.(a)	13,500	$616,005
Tractor Supply Co.	4,200	980,154
Ulta Beauty, Inc.(a)	2,150	856,173
Unifi, Inc.(a)	2,653	48,019
Universal Electronics, Inc.(a)	2,224	69,478
Universal Technical Institute, Inc.(a)	4,784	42,338
Vera Bradley, Inc.(a)	9,342	71,653
Vista Outdoor, Inc.(a)	6,088	217,281
Total Consumer Discretionary		27,871,245
CONSUMER STAPLES – 2.9%
Andersons, Inc. (The)	7,028	353,227
Beiersdorf AG, ADR	77,784	1,632,686
Boston Beer Co., Inc. (The), Class A(a)	1,700	660,399
Cal-Maine Foods, Inc.	20,332	1,122,733
Calavo Growers, Inc.	3,017	109,970
Church & Dwight Co., Inc.	5,600	556,528
Clorox Co. (The)	43,836	6,094,519
Coca-Cola Consolidated, Inc.	576	286,186
Costco Wholesale Corp.	2,628	1,513,334
Darling Ingredients, Inc.(a)	14,319	1,150,961
Estee Lauder Cos., Inc. (The), Class A	2,992	814,781
Fresh Del Monte Produce, Inc.	6,266	162,352
Freshpet, Inc.(a)	14,300	1,467,752
Henkel AG & Co. KGaA, ADR	37,536	609,960
Hormel Foods Corp.	20,800	1,072,032
JM Smucker Co. (The)	10,800	1,462,428
Kimberly-Clark Corp.	10,458	1,288,007
Lamb Weston Holdings, Inc.	13,500	808,785
Landec Corp.(a)	5,601	64,860
McCormick & Co., Inc., NVDR	33,300	3,323,340
Nature’s Sunshine Products, Inc.(a)	823	13,843
PepsiCo, Inc.	5,718	957,079
Sanderson Farms, Inc.	718	134,618
USANA Health Sciences, Inc.(a)	2,562	203,551
Vector Group Ltd.	3,100	37,324
Total Consumer Staples		25,901,255
ENERGY – 0.7%
Delek US Holdings, Inc.(a)	4,373	92,795
Dorian LPG Ltd.	7,006	101,517
HF Sinclair Corp.	4,699	187,255
Kosmos Energy Ltd.(a)	591,480	4,252,741
Par Pacific Holdings, Inc.(a)	15,380	200,248
Phillips 66	14,230	1,229,330

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   5

Schedule of Investments (unaudited)
March 31, 2022
PFM MULTI-MANAGER Domestic EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Plains GP Holdings L.P., Class A	9,476	$109,448
REX American Resources Corp.(a)	1,129	112,448
Whiting Petroleum Corp.	419	34,153
World Fuel Services Corp.	5,760	155,750
Total Energy		6,475,685
FINANCIALS – 5.7%
Alleghany Corp.(a)	2,430	2,058,210
Allegiance Bancshares, Inc.	2,919	130,421
American Equity Investment Life Holding Co.	11,743	468,663
Ameriprise Financial, Inc.	4,766	1,431,516
Aon PLC, Class A	14,030	4,568,589
Arthur J Gallagher & Co.	12,600	2,199,960
Banc of California, Inc.	12,715	246,162
Bank of America Corp.	37,471	1,544,555
BankUnited, Inc.	5,661	248,858
Bankwell Financial Group, Inc.	1,219	41,239
Banner Corp.	5,264	308,102
BCB Bancorp, Inc.	1,623	29,620
Berkshire Hathaway, Inc., Class B(a)	16,920	5,971,237
Blucora, Inc.(a)	19,092	373,249
Chubb Ltd.	7,441	1,591,630
Cowen, Inc., Class A	1,192	32,303
Cullen/Frost Bankers, Inc.	5,300	733,573
Customers Bancorp, Inc.(a)	5,452	284,267
Donegal Group, Inc., Class A	3,171	42,523
Donnelley Financial Solutions, Inc.(a)	4,471	148,705
Employers Holdings, Inc.	8,533	350,024
Enova International, Inc.(a)	8,378	318,113
Everest Re Group Ltd.	10,534	3,174,737
EZCORP, Inc., Class A(a)	14,442	87,230
First BanCorp	28,989	380,336
First Business Financial Services, Inc.	641	21,031
First Commonwealth Financial Corp.	6,050	91,718
First Internet Bancorp	1,414	60,816
FS Bancorp, Inc.	827	25,637
Genworth Financial, Inc., Class A(a)	70,024	264,691
Greenhill & Co., Inc.	10,708	165,653
Hanmi Financial Corp.	5,022	123,591
Hartford Financial Services Group, Inc. (The)	11,068	794,793
Hilltop Holdings, Inc.	5,888	173,107
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
HomeStreet, Inc.	7,608	$360,467
Horace Mann Educators Corp.	2,622	109,678
Intercontinental Exchange, Inc.	48,185	6,366,202
James River Group Holdings Ltd.	3,492	86,392
JPMorgan Chase & Co.	12,028	1,639,657
MetLife, Inc.	3,557	249,986
National Bank Holdings Corp., Class A	6,195	249,535
NBT Bancorp, Inc.	794	28,687
Northeast Bank	789	26,913
Northern Trust Corp.	25,025	2,914,161
Northfield Bancorp, Inc.	5,644	81,048
Northrim BanCorp, Inc.	1,144	49,844
Piper Sandler Cos.	2,970	389,812
Preferred Bank	2,831	209,749
ProAssurance Corp.	8,017	215,497
Prosperity Bancshares, Inc.	11,400	790,932
Regional Management Corp.	320	15,542
Reinsurance Group of America, Inc.	6,019	658,840
S&T Bancorp, Inc.	787	23,279
SiriusPoint Ltd.(a)	13,439	100,524
Stewart Information Services Corp.	5,246	317,960
StoneX Group, Inc.(a)	2,884	214,079
SVB Financial Group(a)	1,900	1,062,955
Towne Bank	16,043	480,327
Tradeweb Markets, Inc., Class A	15,400	1,353,198
Travelers Cos., Inc. (The)	11,319	2,068,321
UMB Financial Corp.	3,575	347,347
United Fire Group, Inc.	4,107	127,604
Universal Insurance Holdings, Inc.	9,883	133,322
Valley National Bancorp	27,086	352,660
Waterstone Financial, Inc.	700	13,538
Western New England Bancorp, Inc.	1,603	14,331
White Mountains Insurance Group Ltd.	235	267,016
WR Berkley Corp.	2,027	134,945
Total Financials		49,939,207
HEALTH CARE – 7.0%
Abbott Laboratories	9,812	1,161,348
Abcam PLC, ADR(a)	15,580	284,958
Accuray, Inc.(a)	9,741	32,243
Adaptive Biotechnologies Corp.(a)	26,609	369,333

See Notes to Financial Statements.
6   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM MULTI-MANAGER Domestic EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Aerie Pharmaceuticals, Inc.(a)	15,758	$143,398
Align Technology, Inc.(a)	3,200	1,395,200
Allscripts Healthcare Solutions, Inc.(a)	21,241	478,347
AMN Healthcare Services, Inc.(a)	1,610	167,971
Amphastar Pharmaceuticals, Inc.(a)	1,742	62,538
Anika Therapeutics, Inc.(a)	2,816	70,710
Baxter International, Inc.	30,324	2,351,323
Becton Dickinson and Co.	3,341	888,706
Bio-Rad Laboratories, Inc., Class A(a)	1,480	833,580
Bio-Techne Corp.	6,654	2,881,448
Bioventus, Inc., Class A(a)	19,410	273,681
Bristol-Myers Squibb Co.	11,205	818,301
Catalent, Inc.(a)	17,355	1,924,669
Cerner Corp.	2,723	254,764
Cigna Corp.	5,489	1,315,219
Computer Programs & Systems, Inc.(a)	2,504	86,263
Cooper Cos., Inc. (The)	2,700	1,127,493
Cross Country Healthcare, Inc.(a)	8,739	189,374
Cutera, Inc.(a)	7,274	501,906
Danaher Corp.	18,600	5,455,938
DENTSPLY SIRONA, Inc.	56,820	2,796,680
DexCom, Inc.(a)	900	460,440
Edwards Lifesciences Corp.(a)	18,900	2,224,908
Emergent BioSolutions, Inc.(a)	5,637	231,455
Enanta Pharmaceuticals, Inc.(a)	4,592	326,859
Endo International PLC(a)	21,784	50,321
Exelixis, Inc.(a)	4,897	111,015
FibroGen, Inc.(a)	3,932	47,263
Guardant Health, Inc.(a)	5,853	387,703
HealthStream, Inc.(a)	8,407	167,467
ICU Medical, Inc.(a)	6,009	1,337,844
Inogen, Inc.(a)	7,418	240,492
Integra LifeSciences Holdings Corp.(a)	17,000	1,092,420
Intercept Pharmaceuticals, Inc.(a)	9,618	156,485
Intersect ENT, Inc.(a)	4,758	133,272
iTeos Therapeutics, Inc.(a)	2,027	65,229
Johnson & Johnson	28,690	5,084,729
Maravai LifeSciences Holdings, Inc., Class A(a)	22,300	786,521
Masimo Corp.(a)	5,100	742,254
NextGen Healthcare, Inc.(a)	14,907	311,705
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
NuVasive, Inc.(a)	7,046	$399,508
Orthofix Medical, Inc.(a)	3,134	102,482
Radius Health, Inc.(a)	7,119	62,861
REGENXBIO, Inc.(a)	2,460	81,647
Smith & Nephew PLC, ADR	72,596	2,315,812
STERIS PLC	6,600	1,595,682
Surmodics, Inc.(a)	1,151	52,175
Tandem Diabetes Care, Inc.(a)	9,500	1,104,755
Teleflex, Inc.	2,524	895,591
Thermo Fisher Scientific, Inc.	2,201	1,300,021
Universal Health Services, Inc., Class B	14,421	2,090,324
Varex Imaging Corp.(a)	7,157	152,372
Veeva Systems, Inc., Class A(a)	5,800	1,232,268
Vertex Pharmaceuticals, Inc.(a)	20,245	5,283,338
Waters Corp.(a)	6,200	1,924,418
Xencor, Inc.(a)	10,429	278,246
Zimmer Biomet Holdings, Inc.	18,739	2,396,718
Total Health Care		61,091,991
INDUSTRIALS – 5.4%
3M Co.	13,610	2,026,257
AAR Corp.(a)	3,547	171,781
ABM Industries, Inc.	10,882	501,007
ACCO Brands Corp.	5,500	44,000
Aerojet Rocketdyne Holdings, Inc.(a)	21,556	848,229
AMETEK, Inc.	29,536	3,933,604
Apogee Enterprises, Inc.	5,220	247,741
ArcBest Corp.	4,553	366,517
Argan, Inc.	3,905	158,504
Astec Industries, Inc.	4,742	203,906
Astronics Corp.(a)	3,596	46,496
Barrett Business Services, Inc.	468	36,256
Boise Cascade Co.	6,998	486,151
Caterpillar, Inc.	10,705	2,385,288
Chart Industries, Inc.(a)	5,082	872,935
Clarivate PLC(a)	51,200	858,112
CoreCivic, Inc.(a)	2,045	22,843
CoStar Group, Inc.(a)	17,600	1,172,336
DXP Enterprises, Inc.(a)	2,886	78,182
Encore Wire Corp.	3,709	423,086
Forrester Research, Inc.(a)	2,312	130,443
Fortive Corp.	35,200	2,144,736
Generac Holdings, Inc.(a)	6,700	1,991,642
Graco, Inc.	16,088	1,121,655
Granite Construction, Inc.	10,521	345,089
Heidrick & Struggles International, Inc.	4,784	189,351

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   7

Schedule of Investments (unaudited)
March 31, 2022
PFM MULTI-MANAGER Domestic EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
HNI Corp.	5,559	$205,961
Honeywell International, Inc.	5,415	1,053,651
Hub Group, Inc., Class A(a)	4,528	349,607
Hyster-Yale Materials Handling, Inc.	3,229	107,235
IDEX Corp.	6,900	1,322,937
Interface, Inc.	4,232	57,428
Kelly Services, Inc., Class A	4,242	92,009
Kimball International, Inc., Class B	7,000	59,150
Lindsay Corp.	1,912	300,203
LSI Industries, Inc.	2,351	14,106
Manitowoc Co., Inc. (The)(a)	600	9,048
ManpowerGroup, Inc.	1,734	162,857
Matthews International Corp., Class A	4,965	160,667
Mistras Group, Inc.(a)	2,206	14,582
Moog, Inc., Class A	3,740	328,372
Mueller Industries, Inc.	5,503	298,098
Mueller Water Products, Inc., Class A	106,949	1,381,781
MYR Group, Inc.(a)	3,703	348,230
Nordson Corp.	5,400	1,226,232
Norfolk Southern Corp.	6,965	1,986,557
Northrop Grumman Corp.	795	355,540
NOW, Inc.(a)	29,744	328,076
Quanex Building Products Corp.	7,322	153,689
Resources Connection, Inc.	9,630	165,058
REV Group, Inc.	7,339	98,343
Rockwell Automation, Inc.	5,300	1,484,159
Saia, Inc.(a)	13,005	3,170,879
Spirit AeroSystems Holdings, Inc., Class A	16,143	789,231
Tennant Co.	2,536	199,837
Titan International, Inc.(a)	15,067	221,937
Toro Co. (The)	16,900	1,444,781
Trane Technologies PLC	4,267	651,571
TrueBlue, Inc.(a)	3,544	102,386
Union Pacific Corp.	20,405	5,574,850
US Ecology, Inc.(a)	9,069	434,224
Verisk Analytics, Inc.	5,400	1,159,002
Wabash National Corp.	15,724	233,344
Werner Enterprises, Inc.	8,730	357,930
Total Industrials		47,209,695
INFORMATION TECHNOLOGY – 6.9%
8x8, Inc.(a)	1,517	19,099
Adobe, Inc.(a)	2,500	1,139,050
ADTRAN, Inc.	11,462	211,474
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Akamai Technologies, Inc.(a)	10,400	$1,241,656
Amphenol Corp., Class A	20,678	1,558,087
Anaplan, Inc.(a)	12,400	806,620
Apple, Inc.	30,100	5,255,761
Applied Materials, Inc.	5,200	685,360
Asana, Inc., Class A(a)	29,100	1,163,127
Avaya Holdings Corp.(a)	3,341	42,331
Avnet, Inc.	2,631	106,792
Benchmark Electronics, Inc.	1,773	44,396
Broadcom, Inc.	3,200	2,014,976
CalAmp Corp.(a)	10,862	79,401
CommScope Holding Co., Inc.(a)	32,649	257,274
CSG Systems International, Inc.	6,342	403,161
Daktronics, Inc.(a)	10,110	38,822
Diebold Nixdorf, Inc.(a)	3,823	25,729
Entegris, Inc.	11,785	1,546,899
Extreme Networks, Inc.(a)	25,590	312,454
Fidelity National Information Services, Inc.	9,600	964,032
InterDigital, Inc.	3,216	205,181
Jack Henry & Associates, Inc.	20,085	3,957,749
Microchip Technology, Inc.	19,900	1,495,286
Microsoft Corp.	34,870	10,750,770
Monolithic Power Systems, Inc.	3,690	1,792,159
Motorola Solutions, Inc.	21,045	5,097,099
NETGEAR, Inc.(a)	8,301	204,869
Nutanix, Inc., Class A(a)	37,457	1,004,597
NVIDIA Corp.	16,000	4,365,760
Okta, Inc.(a)	7,200	1,086,912
OneSpan, Inc.(a)	6,741	97,340
Palo Alto Networks, Inc.(a)	3,300	2,054,283
PC Connection, Inc.	761	39,869
Progress Software Corp.	1,243	58,533
Pure Storage, Inc., Class A(a)	49,500	1,747,845
Sanmina Corp.(a)	3,832	154,889
ScanSource, Inc.(a)	4,543	158,051
SMART Global Holdings, Inc.(a)	9,396	242,699
Smartsheet, Inc., Class A(a)	11,200	613,536
Synopsys, Inc.(a)	3,300	1,099,791
Visa, Inc., Class A	5,600	1,241,912
Workday, Inc., Class A(a)	8,300	1,987,518
Xerox Holdings Cop.	16,837	339,602
Zendesk, Inc.(a)	11,600	1,395,364
Zscaler, Inc.(a)	6,500	1,568,320
Total Information Technology		60,676,435

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM MULTI-MANAGER Domestic EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – 2.1%
AdvanSix, Inc.	5,729	$292,695
American Vanguard Corp.	6,773	137,627
AptarGroup, Inc.	13,433	1,578,377
Avery Dennison Corp.	5,940	1,033,382
Ball Corp.	7,430	668,700
Clearwater Paper Corp.(a)	3,588	100,572
Ecolab, Inc.	732	129,242
GCP Applied Technologies, Inc.(a)	52,051	1,635,442
Glatfelter Corp.	7,477	92,565
Koppers Holdings, Inc.	4,396	120,978
Mercer International, Inc.	9,482	132,274
Myers Industries, Inc.	4,098	88,517
Neenah, Inc.	2,909	115,371
Nutrien Ltd.	32,340	3,363,036
O-I Glass, Inc.(a)	23,371	308,030
Rayonier Advanced Materials, Inc.(a)	8,245	54,170
Schweitzer-Mauduit International, Inc.	8,210	225,775
Sherwin-Williams Co. (The)	10,260	2,561,101
Stepan Co.	1,363	134,678
SunCoke Energy, Inc.	46,770	416,721
Trinseo PLC	8,553	409,860
Wheaton Precious Metals Corp.	102,855	4,893,841
Total Materials		18,492,954
REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc.	3,528	710,010
Armada Hoffler Properties, Inc.	10,707	156,322
Boston Properties, Inc.	1,054	135,755
Chatham Lodging Trust(a)	11,961	164,942
Community Healthcare Trust, Inc.	5,476	231,142
Cousins Properties, Inc.	18,710	753,826
Diversified Healthcare Trust	68,541	219,331
Equity Commonwealth(a)	89,628	2,528,406
Forestar Group, Inc.(a)	3,808	67,630
Four Corners Property Trust, Inc.	15,245	412,225
Franklin Street Properties Corp.	16,322	96,300
Healthcare Realty Trust, Inc.	54,012	1,484,250
Industrial Logistics Properties Trust	18,096	410,236
Marcus & Millichap, Inc.	4,562	240,326
NexPoint Residential Trust, Inc.	3,537	319,427
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Prologis, Inc.	4,170	$673,372
Realogy Holdings Corp.(a)	20,098	315,137
RPT Realty	10,694	147,256
Veris Residential ,Inc.(a)	7,067	122,895
Whitestone REIT	12,969	171,839
Xenia Hotels & Resorts, Inc.(a)	2,976	57,407
Total Real Estate		9,418,034
UTILITIES – 1.4%
American Water Works Co., Inc.	2,978	492,948
Avista Corp.	18,340	828,051
California Water Service Group	6,524	386,743
Essential Utilities, Inc.	2,452	125,371
IDACORP, Inc.	1,160	133,818
NextEra Energy, Inc.	72,723	6,160,365
Northwest Natural Holding Co.	8,031	415,363
SJW Group	25,911	1,802,887
United Utilities Group PLC, ADR	57,742	1,696,460
Total Utilities		12,042,006
TOTAL COMMON STOCKS (Cost: $307,028,343)		333,741,810
EXCHANGE-TRADED FUND – 60.0%
Vanguard Total Stock Market ETF (Cost: $414,337,091)	2,309,734	525,857,140
SHORT-TERM INVESTMENTS – 1.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.09%(b) (Cost: $14,843,699)	14,843,699	14,843,699
TOTAL INVESTMENTS – 99.8% (Cost: $736,209,133)		874,442,649
OTHER ASSETS AND LIABILITIES, NET – 0.2%		1,394,311
NET ASSETS – 100.0%		$875,836,960

(a)
Non-income producing Security.

(b)
The rate shown is the annualized seven-day yield of March 31, 2022.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

NVDR
Non-Voting Depositary Receipt

REIT
Real Estate Investment Trust

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   9

Schedule of Investments (unaudited)
March 31, 2022
PFM MULTI-MANAGER Domestic EQUITY FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$333,741,810	$—	$—	$333,741,810
Exchange-Traded Fund	525,857,140	—	—	525,857,140
Money Market Fund	14,843,699	—	—	14,843,699
Total Investments in Securities	$874,442,649	$—	$—	$874,442,649

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 68.8%
AUSTRALIA – 2.9%
Ardent Leisure Group Ltd.(a)	230,005	$228,764
Atlassian Corp. PLC, Class A(a)	9,166	2,693,246
Australian Clinical Labs Ltd.	5,244	20,066
Australian Vintage Ltd.	2,853	1,524
BHP Group Ltd.	31,702	1,234,791
BlueScope Steel Ltd.	45,419	701,841
ClearView Wealth Ltd.	32,954	18,543
Computershare Ltd.	49,492	905,458
CSL Ltd.	17,250	3,425,798
CSR Ltd.	23,515	107,450
DGL Group Ltd.(a)	62,319	151,949
Hansen Technologies Ltd.	5,933	25,462
IGO Ltd.	199,434	2,085,348
Iluka Resources Ltd.	10,352	86,879
Incitec Pivot Ltd.	423,163	1,195,270
Macmahon Holdings Ltd.	136,065	19,803
MotorCycle Holdings Ltd.	4,504	9,888
New Hope Corp. Ltd.	84,470	212,914
Nufarm Ltd.	4,508	21,169
OFX Group Ltd.(a)	13,042	23,603
Pact Group Holdings Ltd.	17,018	29,499
ReadyTech Holdings Ltd.(a)	6,116	14,812
Ridley Corp. Ltd.	41,209	51,845
Santos Ltd.	446,351	2,566,608
Seven West Media Ltd.(a)	197,596	100,048
South32 Ltd.	377,653	1,406,309
Trajan Group Holdings Ltd.(a)	7,617	18,710
Wagners Holding Co., Ltd.(a)	12,951	14,191
Whitehaven Coal Ltd.	277,752	854,402
WiseTech Global Ltd.	7,590	285,940
Zimplats Holdings Ltd.	1,092	22,958
Total Australia		18,535,088
AUSTRIA – 0.8%
ANDRITZ AG	11,012	508,340
BAWAG Group AG(b)	30,733	1,550,437
Erste Group Bank AG	45,100	1,635,702
OMV AG	19,717	940,184
Raiffeisen Bank International AG	9,738	137,656
Zumtobel Group AG	6,704	54,079
Total Austria		4,826,398
BELGIUM – 0.0%(c)
Cie d’Entreprises CFE	1,130	158,588
EVS Broadcast Equipment S.A.	1,170	26,316
Total Belgium		184,904
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – 1.2%
B3 S.A. – Brasil Bolsa Balcao	175,529	$579,192
Boa Vista Servicos S.A.	453,946	815,206
Dexco S.A.	62,535	192,817
Itau Unibanco Holding S.A., ADR	283,354	1,617,951
Klabin S.A., (Unit)	41,984	212,696
Localiza Rent a Car S.A.	15,599	200,187
Lojas Renner S.A.	62,048	358,392
Petroleo Brasileiro S.A., ADR	52,159	771,953
Raia Drogasil S.A.	96,235	483,899
Telefonica Brasil S.A.	25,642	289,163
Vale S.A., ADR	67,124	1,341,809
WEG S.A.	42,980	314,786
YDUQS Participacoes SA	52,461	230,733
Total Brazil		7,408,784
BRITAIN – 6.0%
AJ Bell PLC	140,696	559,130
Anglo American PLC	25,716	1,326,340
Aptitude Software Group PLC	3,430	13,831
Ascential PLC(a)	151,067	686,745
Ashtead Group PLC	49,400	3,114,082
Auto Trader Group PLC(b)	128,612	1,064,669
BP PLC, ADR	33,703	990,868
Burberry Group PLC	8,904	194,438
Cerillion PLC	7,141	73,138
Close Brothers Group PLC	83,900	1,302,286
CNH Industrial N.V.	58,913	932,833
Coca-Cola European Partners PLC	39,400	1,915,234
Dr. Martens PLC	398,639	1,240,146
FDM Group Holdings PLC	32,198	447,148
Ferguson PLC	14,887	2,020,761
Galliford Try Holdings PLC	6,934	16,139
Games Workshop Group PLC	12,701	1,208,142
GlaxoSmithKline PLC	151,133	3,259,022
GlaxoSmithKline PLC, ADR	30,669	1,335,942
Greggs PLC	2,313	74,453
Gulf Keystone Petroleum Ltd.	25,883	80,796
Hargreaves Services PLC	6,908	51,776
Howden Joinery Group PLC	46,094	462,320
HSBC Holdings PLC	319,501	2,189,236
IntegraFin Holdings PLC	72,923	402,839
Keystone Law Group PLC	2,569	21,740
Man Group PLC	131,585	401,081
Moneysupermarket.com Group PLC	129,953	323,784

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   11

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Mortgage Advice Bureau Holdings Ltd.	76,847	$1,153,244
Norcros PLC	4,661	15,750
Numis Corp. PLC	70,930	238,457
Prudential PLC	22,632	334,315
Reckitt Benckiser Group PLC	19,600	1,498,165
Rentokil Initial PLC	331,100	2,280,487
Rightmove PLC	123,361	1,020,444
Rotork PLC	91,299	388,843
Royal Bank of Scotland Group PLC	235,752	663,363
S4 Capital PLC(a)	166,503	625,119
Sabre Insurance Group PLC(b)	219,232	667,475
Sage Group PLC (The)	32,522	298,237
Schroders PLC	16,875	711,130
ScS Group PLC	4,004	10,277
SThree PLC	6,893	37,216
Unilever PLC	35,700	1,615,940
Victorian Plumbing Group PLC(a)	253,918	161,756
Vivo Energy PLC(b)	563,483	1,009,234
Total Britain		38,438,371
CANADA – 4.2%
Alaris Equity Partners Income, UNIT	11,300	182,676
Altius Minerals Corp.	7,800	150,366
Bonterra Energy Corp.(a)	6,450	66,814
Brookfield Asset Management, Inc., Class A	72,400	4,093,294
CAE, Inc.(a)	34,018	885,450
Cameco Corp.	73,600	2,143,563
Canadian Pacific Railway Ltd.	55,350	4,568,589
Canfor Corp.(a)	3,200	65,938
Canfor Pulp Products, Inc.(a)	3,900	16,721
Capstone Copper Corp.(a)	98,500	557,049
Cardinal Energy Ltd.(a)	10,800	66,002
CES Energy Solutions Corp.	10,400	19,966
Cogeco, Inc.	800	49,325
Computer Modelling Group Ltd.	125,856	539,606
Crew Energy, Inc.(a)	25,300	104,831
Descartes Systems Group, Inc. (The)(a)	27,061	1,981,277
E-L Financial Corp. Ltd.	45	31,784
Guardian Capital Group Ltd., Class A	1,100	35,196
IBI Group, Inc.(a)	9,300	105,115
Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Imperial Oil Ltd.	6,100	$295,205
Intertape Polymer Group, Inc.	2,600	82,524
Linamar Corp.	2,900	128,907
Lucara Diamond Corp.(a)	48,000	25,725
Lululemon Athletica, Inc.(a)	8,300	3,031,409
Magna International, Inc.	36,200	2,324,051
MEG Energy Corp.(a)	8,500	116,062
Melcor Developments Ltd.	2,000	27,981
Methanex Corp.	1,700	92,700
Neo Performance Materials, Inc.	3,000	36,524
North West Co., Inc. (The)	18,300	560,645
Parex Resources, Inc.	7,400	151,830
Pason Systems, Inc.	59,873	733,236
Peyto Exploration & Development Corp.	9,800	99,399
PHX Energy Services Corp.	5,600	29,609
Pine Cliff Energy Ltd.(a)	45,000	41,035
Richelieu Hardware Ltd.	1,200	43,713
Shopify, Inc., Class A(a)	2,650	1,791,294
Stelco Holdings, Inc.	14,400	598,853
Tourmaline Oil Corp.	26,200	1,207,151
Uni-Select, Inc.(a)	1,500	36,596
Total Canada		27,118,011
CHILE – 0.1%
Banco Santander Chile, ADR	15,788	356,651
SACI Falabella	72,374	231,334
Total Chile		587,985
CHINA – 4.2%
Alibaba Group Holding Ltd.(a)	145,316	1,988,981
Alibaba Group Holding Ltd., ADR(a)	238	25,894
Anhui Gujing Distillery Co., Ltd., Class B	47,000	605,537
Baidu, Inc., ADR(a)	609	80,571
Baidu, Inc., Class A(a)	34,316	574,004
Centre Testing International Group Co., Ltd., Class A	70,800	218,737
China Pacific Insurance Group Co., Ltd., Class H	145,200	352,621
ENN Energy Holdings Ltd.	40,300	600,588
Great Wall Motor Co., Ltd., Class H	243,000	387,347
Haitian International Holdings Ltd.	356,914	923,503
Huazhu Group Ltd., ADR	12,916	426,099
JD.com, Inc., ADR(a)	2,531	146,469

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
JD.com, Inc., Class A(a)	52,195	$1,528,679
Kinetic Mines and Energy Ltd.	878,000	67,197
Li Ning Co., Ltd.	196,000	1,679,912
LONGi Green Energy Technology Co., Ltd., Class A	69,760	787,396
Midea Group Co., Ltd., Class A	110,500	988,395
Midea Group Co., Ltd., Class A	178,800	1,603,701
Modern Land China Co., Ltd.	430,000	5,834
PICC Property & Casualty Co., Ltd., Class H	578,000	589,774
Satellite Chemical Co., Ltd., Class A	93,100	576,710
Shanghai Baosight Software Co., Ltd., Class A	21,700	166,462
Shanghai Baosight Software Co., Ltd., Class A	149,130	1,140,550
Shenzhou International Group Holdings Ltd.	135,100	1,801,951
SITC International Holdings Co., Ltd.	165,000	582,449
Tencent Holdings Ltd.	108,400	5,113,812
Weichai Power Co., Ltd., Class A	110,095	230,665
Wuliangye Yibin Co., Ltd., Class A	5,700	139,077
Wuliangye Yibin Co., Ltd., Class A	39,609	962,372
Wuxi Biologics Cayman, Inc.(a)(b)	62,500	507,014
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	14,800	136,098
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	101,500	930,177
XPeng, Inc., ADR(a)	8,001	220,748
XPeng, Inc., Class A(a)	17,100	235,710
Yum China Holdings, Inc.	4,100	179,221
Yum China Holdings, Inc.	8,956	372,032
Zhejiang Supor Co., Ltd., Class A	24,761	194,765
Total China		27,071,052
EGYPT – 0.0%(c)
Commercial International Bank Egypt SAE, GDR(a) (Cost: $205,708)	65,160	152,474

Investments	Shares	Value
COMMON STOCKS – (continued)
FINLAND – 0.4%
Alma Media Oyj	1,354	$14,542
Digia Oyj	375	3,147
Enento Group Oyj(b)	28,285	846,900
Fiskars Oyj Abp	3,395	80,533
Fortum Oyj	10,000	181,533
Kesko Oyj, Class A	1,720	44,413
Kesko Oyj, Class B	35,937	991,898
Orion Oyj, Class B	11,582	525,555
Ponsse Oyj	144	5,207
Scanfil Oyj	303	2,528
Total Finland		2,696,256
FRANCE – 5.5%
Alten S.A.	6,760	1,019,963
Amundi S.A.(b)	25,500	1,739,949
BILENDI COMMON STOCK EUR.08(a)	815	26,223
Catana Group	3,241	32,701
CBo Territoria	4,714	19,850
Cie de Saint-Gobain	6,133	364,975
Cie Generale des Etablissements Michelin SCA	17,100	2,310,088
Dassault Aviation S.A.	3,727	592,528
Dassault Systemes SE	68,500	3,375,335
Derichebourg S.A.	2,407	25,068
Eiffage S.A.	18,268	1,872,427
Haulotte Group S.A.(a)	5,851	26,661
Infotel S.A.	299	17,856
Jacquet Metal S.A.	7,045	152,219
LVMH Moet Hennessy Louis Vuitton SE	10,592	7,542,240
Manitou BF S.A.	1,138	31,761
MOULINVEST S.A. COMMON STOCK EUR1.2	576	35,552
Pernod Ricard S.A.	10,000	2,193,221
Publicis Groupe S.A.	17,907	1,087,787
Rexel S.A.	16,762	357,081
Safran S.A.	15,100	1,774,706
Sanofi	18,326	1,868,963
Sartorius Stedim Biotech	514	210,662
Schneider Electric SE	14,850	2,479,303
Societe Generale S.A.	12,246	327,601
Societe pour l’Informatique Industrielle	1,585	78,512
Somfy S.A.	380	61,159
Teleperformance	4,618	1,760,938
Thales S.A.	17,021	2,149,324

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   13

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
TOTAL S.A.	40,279	$2,043,706
Vente-Unique.Com S.A.	107	1,432
Total France		35,579,791
GERMANY – 5.1%
Ad Pepper Media International N.V.(a)	1,881	7,842
AP Moller – Maersk A/S, Class B	367	1,106,193
Aurubis AG	651	77,812
Bastei Luebbe AG	1,032	7,893
Bayer AG	20,951	1,433,409
Bayerische Motoren Werke AG	1,592	137,890
Brockhaus Capital Management AG(a)(b)	11,357	245,943
Carl Zeiss Meditec AG	2,210	358,346
Carlsberg A/S, Class B	11,445	1,397,370
Deutsche Bank AG(a)	58,773	750,477
Deutsche Post AG	2,965	142,375
DSV PANALPINA A/S	13,120	2,508,763
Hawesko Holding AG	889	48,124
Infineon Technologies AG	48,664	1,662,528
KION Group AG	18,907	1,257,340
Krones AG	336	27,965
KSB SE & Co. KGaA	32	15,396
Merck KGaA	6,490	1,359,193
Nemetschek SE	32,700	3,172,095
New Work SE	4,806	982,970
Novo Nordisk A/S, Class B	55,469	6,143,007
Pandora A/S	5,841	552,616
Roche Holding AG	14,133	5,589,253
Siemens AG	11,396	1,579,055
Surteco Group SE	1,111	36,948
Symrise AG	16,300	1,956,861
Total Germany		32,557,664
GIBRALTAR – 0.0%(c)
888 Holdings PLC (Cost: $61,865)	11,183	26,960
GREECE – 0.1%
Alpha Bank AE(a)	135,168	165,869
Eurobank Ergasias S.A.(a)	164,696	192,591
Hellenic Telecommunications Organization S.A.	11,930	215,839
National Bank of Greece S.A.(a)	23,427	86,458
Total Greece		660,757

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – 1.9%
AIA Group Ltd.	832,100	$8,711,615
APT Satellite Holdings Ltd.	94,000	28,467
ASM Pacific Technology Ltd.	15,100	152,721
Chen Hsong Holdings	44,000	12,996
China Mengniu Dairy Co., Ltd.	150,000	805,468
Chinese Estates Holdings Ltd.	137,500	39,371
Chow Tai Fook Jewellery Group Ltd.	8,600	15,576
Dah Sing Financial Holdings Ltd.	18,400	59,576
Guotai Junan International Holdings Ltd.	590,000	66,006
Hang Lung Properties Ltd.	147,000	295,755
Kerry Logistics Network Ltd.	188,538	430,312
Kerry Properties Ltd.	12,500	35,225
Luk Fook Holdings International Ltd.	24,000	58,376
Orient Overseas International Ltd.	31,500	837,175
PC Partner Group Ltd.	54,000	78,418
Pico Far East Holdings Ltd.	298,000	41,377
Plover Bay Technologies Ltd.	48,000	19,728
Singamas Container Holdings Ltd.	306,000	44,786
Stella International Holdings Ltd.	52,500	50,939
Texhong Textile Group Ltd.	131,500	162,569
Value Partners Group Ltd.	69,000	29,632
VSTECS Holdings Ltd.	206,000	193,306
VTech Holdings Ltd.	34,200	248,299
Total Hong Kong		12,417,693
HUNGARY – 0.1%
OTP Bank Nyrt(a)	13,017	472,220
Richter Gedeon Nyrt	18,477	389,704
Total Hungary		861,924
ICELAND – 0.1%
Marel HF(b) (Cost: $915,794)	130,524	761,512
INDIA – 1.2%
Cipla Ltd., GDR	22,888	306,699
Dr Reddy’s Laboratories Ltd., ADR	1,126	62,752
HDFC Bank Ltd., ADR	47,452	2,910,231
ICICI Bank Ltd., ADR	86,628	1,640,735
Infosys Ltd., ADR	73,117	1,819,882
Reliance Industries Ltd., GDR(b)	4,920	336,247

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDIA – (continued)
Reliance Industries Ltd., GDR(b)	8,369	$577,461
Total India		7,654,007
INDONESIA – 0.3%
Bank Mandiri Persero Tbk PT	955,200	524,123
Bank Rakyat Indonesia Persero Tbk PT	1,339,869	431,417
Bumitama Agri Ltd.	60,200	33,754
Sarana Menara Nusantara Tbk PT	8,574,000	637,801
Total Indonesia		1,627,095
IRELAND – 3.1%
Accenture PLC, Class A	23,865	8,047,994
Bank of Ireland Group PLC(a)	335,834	2,133,437
Experian PLC	140,000	5,399,099
Fineos Corp. Ltd.(a)	162,798	293,132
ICON PLC(a)	12,320	2,996,470
James Hardie Industries PLC	32,074	965,229
Total Ireland		19,835,361
ISLE OF MAN – 0.2%
Entain PLC(a) (Cost: $1,832,493)	70,297	1,507,765
ISRAEL – 0.6%
Bank Hapoalim BM	76,372	752,985
Bank Leumi Le-Israel BM	113,790	1,221,542
Carasso Motors Ltd.	11,343	81,600
Castro Model Ltd.(a)	620	22,737
Check Point Software Technologies Ltd.(a)	2,598	359,199
FIBI Holdings Ltd.	838	40,337
Ilex Medical Ltd.	1,246	58,078
Israel Chemicals Ltd.	25,959	308,618
Israel Discount Bank Ltd., Class A	25,016	155,436
Max Stock Ltd.	143,114	380,442
Neto ME Holdings Ltd.	160	11,332
NR Spuntech Industries Ltd.(a)	8,850	16,440
SARFATI COMMON STOCK ILS1.0	4,066	36,962
ZIM Integrated Shipping Services Ltd.	8,162	593,459
Total Israel		4,039,167
ITALY – 1.1%
Cembre SpA	578	17,742
Eni SpA	115,367	1,691,405
Equita Group SpA	8,266	34,169
Investments	Shares	Value
COMMON STOCKS – (continued)
ITALY – (continued)
Ferrari N.V.	13,800	$3,017,830
Fine Foods & Pharmaceuticals NTM	1,469	18,958
Gruppo MutuiOnline SpA	20,625	737,055
Orsero SpA	5,174	80,262
Recordati Industria Chimica e Farmaceutica SpA	1,246	62,639
UniCredit SpA	138,553	1,495,952
Total Italy		7,156,012
JAPAN – 7.1%
77 Bank Ltd. (The)	4,900	61,444
Acom Co., Ltd.	12,500	32,585
AEON Financial Service Co., Ltd.	26,100	258,750
Aoyama Trading Co., Ltd.	6,200	34,076
Arcs Co., Ltd.	1,000	17,348
Asahi Kogyosha Co., Ltd.	1,400	18,409
ASAHI YUKIZAI Corp.	3,900	63,662
Asia Air Survey Co., Ltd.	3,500	21,678
Atled Corp.	26,000	484,961
Axial Retailing, Inc.	1,000	26,167
Brother Industries Ltd.	42,700	777,577
Canon, Inc.	11,400	277,506
Carlit Holdings Co., Ltd.	4,500	24,328
Chiba Kogyo Bank Ltd. (The)	12,800	27,487
Chori Co., Ltd.	1,800	25,888
Cota Co., Ltd.	3,850	44,753
Creek & River Co., Ltd.	1,800	30,024
Dai-ichi Life Holdings, Inc.	58,100	1,181,987
Daiichi Jitsugyo Co., Ltd.	900	31,486
Daiken Corp.	3,500	62,080
Daito Trust Construction Co., Ltd.	3,200	339,518
Daitron Co., Ltd.	1,400	21,602
Daiwa House Industry Co., Ltd.	29,700	775,935
Ebara Foods Industry, Inc.	1,400	32,313
Eisai Co., Ltd.	10,300	477,333
Eizo Corp.	2,700	79,358
Exedy Corp.	11,600	149,096
FANUC Corp.	11,000	1,934,443
Food & Life Cos. Ltd.	49,600	1,383,470
Freee KK(a)	14,800	524,386
Gecoss Corp.	2,900	19,045
GLOBERIDE, Inc.	10,000	235,806
Glory Ltd.	2,800	47,356

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   15

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
GungHo Online Entertainment, Inc.	1,100	$23,391
Himacs Ltd.	1,600	16,826
Himaraya Co., Ltd.	2,700	21,822
Ichimasa Kamaboko Co., Ltd.	5,400	37,414
Ichiyoshi Securities Co., Ltd.	5,300	26,715
ID Holdings Corp.	3,400	23,554
IwaiCosmo Holdings, Inc.	9,000	97,908
Iwaki Co., Ltd.	1,700	15,212
JAC Recruitment Co., Ltd.	1,800	27,212
Japan Post Insurance Co. Ltd.	40,600	710,210
JK Holdings Co., Ltd.	5,100	50,021
Kakiyasu Honten Co., Ltd.	900	17,925
Kanamoto Co., Ltd.	6,400	104,675
KAWADA TECHNOLOGIES, Inc.	900	26,579
KDDI Corp.	70,000	2,299,241
Kenko Mayonnaise Co., Ltd.	4,500	51,107
Keyence Corp.	5,800	2,696,582
Koatsu Gas Kogyo Co., Ltd.	3,200	17,301
Kokuyo Co., Ltd.	3,900	51,430
Konica Minolta, Inc.	24,400	102,920
Kubota Corp.	91,400	1,713,565
Kuriyama Holdings Corp.	5,400	42,416
Kyokuto Securities Co., Ltd.	7,500	44,854
Lasertec Corp.	14,400	2,420,970
Life Corp.	700	18,031
Makino Milling Machine Co., Ltd.	2,100	66,262
Makiya Co., Ltd.	1,100	6,414
MarkLines Co., Ltd.	13,600	318,060
Marui Group Co., Ltd.	84,800	1,554,523
Marusan Securities Co., Ltd.	24,900	101,242
Mazda Motor Corp.	64,200	474,927
Medikit Co., Ltd.	900	17,185
Megachips Corp.(a)	1,200	36,774
Meiko Network Japan Co., Ltd.	11,000	52,175
Meitec Corp.	9,000	488,776
Mito Securities Co., Ltd.	30,100	67,506
Mitsubishi Paper Mills Ltd.	6,100	15,595
MORESCO Corp.	1,400	13,029
Morito Co., Ltd.	1,900	12,072
Nakanishi, Inc.	19,300	355,922
Nanyo Corp.	1,300	20,117
Nidec Corp.	21,900	1,735,044
Nihon Kohden Corp.	8,700	209,096
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Nikon Corp.	10,800	$115,466
Nippon Concept Corp.	900	11,259
Nippon Hume Corp.	3,000	16,942
Nippon Telegraph & Telephone Corp.	32,900	955,971
Nippon Thompson Co., Ltd.	16,900	74,098
NTT Data Intramart Corp.	800	12,777
OBIC Business Consultants Co., Ltd.	5,300	184,246
Okabe Co., Ltd.	4,700	26,488
Okuwa Co., Ltd.	2,500	18,869
Olympus Corp.	84,500	1,605,364
Osaki Electric Co., Ltd.	4,500	17,211
Otsuka Corp.	4,600	163,349
Otsuka Holdings Co., Ltd.	40,400	1,397,533
Pan Pacific International Holdings Corp.	133,300	2,137,955
Qol Holdings Co., Ltd.	4,800	45,643
Sangetsu Corp.	2,600	32,505
Seiko Epson Corp.	54,300	814,106
Sekisui Kasei Co., Ltd.	5,300	18,900
Shin Maint Holdings Co., Ltd.	1,500	14,047
Shinnihon Corp.	3,100	18,472
Sigma Koki Co., Ltd.	900	12,051
SIGMAXYZ, Inc.	6,200	57,796
SMK Corp.	1,300	23,692
Sompo Holdings, Inc.	30,900	1,359,204
Sony Corp.	56,100	5,790,136
Space Co., Ltd.	2,100	16,525
ST Corp.	2,500	31,299
Step Co., Ltd.	1,200	17,214
Sumitomo Realty & Development Co., Ltd.	5,900	163,082
Sunday Co., Ltd.	700	7,057
T&D Holdings, Inc.	37,200	504,685
TDC Soft, Inc.	1,800	17,140
Techno Medica Co., Ltd.	1,900	24,281
TechnoPro Holdings, Inc.	77,900	2,092,936
Toagosei Co., Ltd.	2,800	24,648
Tokio Marine Holdings, Inc.	27,800	1,616,908
Tokyo Keiki, Inc.	2,400	23,365
Toyo Machinery & Metal Co., Ltd.	5,200	26,862
Transcosmos, Inc.(a)	1,100	28,523
Valqua Ltd.	1,800	39,023
Warabeya Nichiyo Holdings Co., Ltd.	15,000	218,838

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Yushin Precision Equipment Co., Ltd.	3,200	$17,592
Total Japan		45,518,515
KAZAKHSTAN – 0.1%
Kaspi.KZ JSC, GDR(b)	6,641	332,714
Kaspi.KZ JSC, GDR(b)	191	9,550
Total Kazakhstan		342,264
LUXEMBOURG – 0.2%
Eurofins Scientific SE (Cost: $950,740)	9,809	972,394
MACAU – 0.0%(c)
HAL Trust (Cost: $0)	1	155
MALAYSIA – 0.2%
CIMB Group Holdings Bhd	213,703	270,533
Heineken Malaysia Bhd	138,002	738,380
Lynas Rare Earths Ltd.(a)	74,774	592,708
Total Malaysia		1,601,621
MEXICO – 0.8%
Corp. Moctezuma S.A.B. de C.V., Series *	133,726	426,928
Fomento Economico Mexicano S.A.B. de C.V., ADR	10,601	878,293
Grupo Financiero Banorte S.A.B. de C.V., Class O	114,109	859,518
Grupo Mexico S.A.B. de C.V., Series B	520,360	3,106,724
Total Mexico		5,271,463
NETHERLANDS – 3.2%
Adyen N.V.(a)(b)	1,000	1,975,570
Akzo Nobel N.V.	23,200	1,993,254
ASM International N.V.	5,622	2,037,975
ASML Holding N.V.	199	132,733
ASML Holding N.V.	5,700	3,807,201
EXOR N.V.	10,411	794,068
Heineken N.V.	22,200	2,116,524
Nedap N.V.	450	31,793
NN Group N.V.	6,237	314,350
OCI N.V.(a)	6,861	241,562
QIAGEN N.V.(a)	36,823	1,804,327
QIAGEN N.V.(a)	18,904	927,918
Randstad N.V.	16,538	992,649
Universal Music Group N.V.	70,612	1,874,579
Wolters Kluwer N.V.	14,134	1,504,557
Total Netherlands		20,549,060

Investments	Shares	Value
COMMON STOCKS – (continued)
NEW ZEALAND – 0.0%(c)
EBOS Group Ltd.	3,122	$89,436
Eroad Ltd.(a)	4,854	14,685
New Zealand Refining Co., Ltd. (The)(a)	101,742	73,232
NZME Ltd.	15,783	18,940
Rakon Ltd.(a)	19,302	22,541
SKY Network Television Ltd.(a)	41,236	82,561
Total New Zealand		301,395
NORWAY – 0.5%
2020 Bulkers Ltd.	2,370	32,420
Aker BP ASA	8,987	334,866
Bouvet ASA	115,926	917,501
Equinor ASA	38,226	1,434,360
Norsk Hydro ASA	54,550	531,546
Sparebanken More	812	40,590
Western Bulk Chartering AS	4,034	24,932
Wilh Wilhelmsen Holding ASA, Class B	958	26,157
Wilson ASA	2,215	18,903
Total Norway		3,361,275
PERU – 0.5%
Credicorp Ltd. (Cost: $2,421,759)	19,423	3,338,231
POLAND – 0.3%
Bank Polska Kasa Opieki S.A.	10,439	278,305
Grupa Pracuj S.A.(a)	69,130	1,024,723
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	39,730	373,551
Powszechny Zaklad Ubezpieczen S.A.	35,724	285,946
Total Poland		1,962,525
RUSSIA – 0.0%(c)
HeadHunter Group PLC, ADR	39,294	393
LUKOIL PJSC, ADR	4,338	0
Magnit PJSC, GDR	8,114	0
Novatek PJSC, GDR	3,636	0
Polyus PJSC, GDR	1,013	0
Polyus PJSC, GDR	454	0
Raspadskaya OJSC	29,370	0
Rosneft Oil Co. PJSC, GDR	46,758	0
Yandex N.V., Class A(a)	8,610	0
Total Russia		393
SINGAPORE – 1.1%
BRC Asia Ltd.	18,500	21,564
DBS Group Holdings Ltd.	177,600	4,669,164

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   17

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SINGAPORE – (continued)
Delfi Ltd.	35,400	$19,950
Excelpoint Technology Ltd.	23,300	28,574
Golden Agri-Resources Ltd.	902,800	201,822
Great Eastern Holdings Ltd.	900	14,150
Haw Par Corp. Ltd.	106,900	913,519
HRnetgroup Ltd.	101,100	57,329
IGG, Inc.	94,000	44,599
Jardine Cycle & Carriage Ltd.	40,100	738,424
Propnex Ltd.	16,800	23,263
Raffles Medical Group Ltd.	16,900	14,555
Samudera Shipping Line Ltd.	81,500	52,313
UMS Holdings Ltd.	215,800	194,515
Total Singapore		6,993,741
SOUTH AFRICA – 0.7%
Aspen Pharmacare Holdings Ltd.	27,119	367,097
AVI Ltd.	40,955	202,220
Bid Corp. Ltd.	18,544	403,286
FirstRand Ltd.	278,754	1,471,929
Foschini Group Ltd. (The)	25,146	252,911
Gold Fields Ltd.	44,547	690,280
Impala Platinum Holdings Ltd.	33,227	511,240
Nedbank Group Ltd.	16,815	267,189
Shoprite Holdings Ltd.	31,668	511,034
Vodacom Group Ltd.	10,822	118,269
Total South Africa		4,795,455
SOUTH KOREA – 2.2%
Hana Financial Group, Inc.	7,361	293,862
KB Financial Group, Inc.	6,319	317,671
Kia Motors Corp.	4,750	288,476
Korea Zinc Co., Ltd.	833	401,081
LG Chem Ltd.	1,456	631,257
LG Uplus Corp.	29,257	337,110
NAVER Corp.	3,214	898,709
S-1 Corp.	12,188	716,998
Samsung Electronics Co., Ltd.	70,991	4,055,548
Samsung Electronics Co., Ltd., GDR	1,530	2,161,341
Samsung Fire & Marine Insurance Co., Ltd.	1,725	310,346
Samsung SDI Co., Ltd.	1,826	890,987
SK Hynix, Inc.	27,266	2,609,985
Total South Korea		13,913,371
SPAIN – 0.6%
Amadeus IT Group S.A.(a)	34,744	2,263,085
Iberdrola S.A.	141,073	1,535,488
Investments	Shares	Value
COMMON STOCKS – (continued)
SPAIN – (continued)
Naturhouse Health SAU	7,581	$15,803
Total Spain		3,814,376
SWEDEN – 1.6%
Assa Abloy AB, Class B	68,400	1,844,304
Atlas Copco AB, Class A	28,350	1,471,322
B3 Consulting Group AB	1,461	17,598
BTS Group AB, Class B	10,766	384,618
Elanders AB, Class B	102	1,480
Evolution Gaming Group AB(b)	24,150	2,464,619
FM Mattsson Mora Group AB	1,574	38,575
Getinge AB, Class B	22,707	903,852
Hexagon AB, Class B	139,873	1,962,375
Husqvarna AB, Class B	895	9,329
Inwido AB	6,669	105,349
Kinnevik AB, Class B(a)	10,954	285,087
New Wave Group AB, Class B	9,514	153,876
Nordnet AB publ	18,806	337,896
Ratos AB, Class A	2,265	14,315
Telefonaktiebolaget LM Ericsson, Class B	40,873	373,987
VNV Global AB(a)	39,425	209,311
Total Sweden		10,577,893
SWITZERLAND – 4.7%
Alcon, Inc.	70,500	5,569,014
Burkhalter Holding AG	263	20,534
Cie Financiere Richemont S.A.	3,613	458,304
Glencore PLC	202,321	1,314,838
Kuehne + Nagel International AG	4,196	1,188,920
Lonza Group AG	4,130	2,992,116
Nestle S.A.	23,119	3,001,327
Novartis AG	37,485	3,287,489
Sika AG	10,350	3,409,877
Sonova Holding AG	3,419	1,426,068
STMicroelectronics N.V.	20,969	910,918
Straumann Holding AG	678	1,084,897
TE Connectivity Ltd.	13,812	1,809,096
UBS Group AG	184,584	3,606,218
Total Switzerland		30,079,616
TAIWAN – 2.4%
Accton Technology Corp.	51,000	394,098
ASE Technology Holding Co., Ltd.	152,000	542,155
ASE Technology Holding Co., Ltd., ADR	34,988	248,065

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
CTBC Financial Holding Co., Ltd.	478,000	$488,890
Hon Hai Precision Industry Co., Ltd.	296,000	1,090,453
Hon Hai Precision Industry Co., Ltd., GDR	11,031	79,754
Kerry TJ Logistics Co., Ltd.	285,000	435,142
Lumax International Corp. Ltd.	94,000	244,665
MediaTek, Inc.	59,000	1,839,554
Nien Made Enterprise Co., Ltd.	49,000	571,349
Taiwan Semiconductor Manufacturing Co., Ltd.	247,000	5,106,585
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	37,925	3,954,060
Uni-President Enterprises Corp.	138,000	315,093
Total Taiwan		15,309,863
THAILAND – 0.1%
Kasikornbank PCL, NVDR (Cost: $671,175)	154,200	748,971
TURKEY – 0.0%(c)
BIM Birlesik Magazalar A/S	26,361	151,978
KOC Holding A/S	43,698	117,375
Total Turkey		269,353
UNITED ARAB EMIRATES – 0.2%
Emaar Properties PJSC	488,839	794,561
First Abu Dhabi Bank PJSC	37,341	239,596
Total United Arab Emirates		1,034,157
UNITED STATES – 3.2%
Aon PLC, Class A	12,750	4,151,782
Baltic Classifieds Group PLC(a)	661,559	1,194,973
Burford Capital Ltd.	152,057	1,397,404
Carnival PLC(a)	37,200	668,072
EPAM Systems, Inc.(a)	4,950	1,468,220
Hamilton Thorne Ltd.(a)	9,700	14,820
Mettler-Toledo International, Inc.(a)	2,100	2,883,699
NVIDIA Corp.	8,179	2,231,722
ResMed, Inc.	15,800	3,831,658
STERIS PLC	11,650	2,816,620
Total United States		20,658,970
TOTAL COMMON STOCKS (Cost: $446,649,451)		443,120,088

Investments	Shares	Value
COMMON STOCKS – (continued)
EXCHANGE-TRADED FUNDS – 27.2%
iShares Core MSCI Total International Stock ETF (Cost: $183,693,557)	2,638,010	$175,638,706
MUTUAL FUNDS – 1.6%
Artisan International Small-Mid Fund (Cost: $11,851,208)	560,696	10,165,413
PREFERRED STOCKS – 0.1%
Brazil – 0.1%
Gerdau S.A. (Cost: $376,694)	73,801	477,586
Germany – 0.0%(c)
Jungheinrich AG, (Preference Shares) (Cost: $41,155)	844	24,615
TOTAL PREFERRED STOCKS (Cost: $417,849)		502,201
SHORT-TERM INVESTMENTS – 1.9%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.09%(d) (Cost: $12,352,180)	12,352,180	12,352,180
TOTAL INVESTMENTS – 99.6% (Cost: $654,964,245)		641,778,588
OTHER ASSETS AND LIABILITIES, NET – 0.4%		2,515,296
NET ASSETS – 100.0%		$644,293,884

(a)
Non-income producing security.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2022, the value of these securities was $14,089,294, representing 2.2% of net assets.

(c)
Amount is less than 0.05%.

(d)
The rate shown is the annualized seven-day yield at March 31, 2022.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

GDR
Global Depositary Receipt

NVDR
Non-Voting Depositary Receipt

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   19

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$2,693,246	$15,841,842	$—	$18,535,088
Austria	—	4,826,398	—	4,826,398
Belgium	—	184,904	—	184,904
Brazil	7,408,784	—	—	7,408,784
Britain	4,242,044	34,196,327	—	38,438,371
Canada	27,118,011	—	—	27,118,011
Chile	587,985	—	—	587,985
China	3,317,151	23,753,901	—	27,071,052
Egypt	152,474	—	—	152,474
Finland	—	2,696,256	—	2,696,256
France	—	35,579,791	—	35,579,791
Germany	—	32,557,664	—	32,557,664
Gibraltar	—	26,960	—	26,960
Greece	—	660,757	—	660,757
Hong Kong	—	12,417,693	—	12,417,693
Hungary	—	861,924	—	861,924
Iceland	—	761,512	—	761,512
India	7,317,760	336,247	—	7,654,007
Indonesia	—	1,627,095	—	1,627,095
Ireland	11,044,464	8,790,897	—	19,835,361
Isle Of Man	—	1,507,765	—	1,507,765
Israel	952,658	3,086,509	—	4,039,167
Italy	—	7,156,012	—	7,156,012
Japan	—	45,518,515	—	45,518,515
Kazakhstan	332,714	9,550	—	342,264
Luxembourg	—	972,394	—	972,394
Macau	—	155	—	155
Malaysia	—	1,601,621	—	1,601,621
Mexico	5,271,463	—	—	5,271,463
Netherlands	5,611,528	14,937,532	—	20,549,060
New Zealand	—	301,395	—	301,395
Norway	—	3,361,275	—	3,361,275
Peru	3,338,231	—	—	3,338,231
Poland	—	1,962,525	—	1,962,525
Russia	—	393	—	393
Singapore	—	6,993,741	—	6,993,741
South Africa	—	4,795,455	—	4,795,455
South Korea	—	13,913,371	—	13,913,371
Spain	—	3,814,376	—	3,814,376
Sweden	—	10,577,893	—	10,577,893
Switzerland	1,809,096	28,270,520	—	30,079,616
Taiwan	4,281,879	11,027,984	—	15,309,863
See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 2	Level 3	Total
Thailand	$748,971	$—	$—	$748,971
Turkey	—	269,353	—	269,353
United Arab Emirates	—	1,034,157	—	1,034,157
United States	18,795,925	1,863,045	—	20,658,970
Total Common Stocks	105,024,384	338,095,704	—	443,120,088
Exchange-Traded Funds	175,638,706	—	—	175,638,706
Mutual Funds	10,165,413	—	—	10,165,413
Preferred Stocks*	477,586	24,615	—	502,201
Money Market Fund	12,352,180	—	—	12,352,180
Total Investments in Securities	$303,658,269	$338,120,319	$—	$641,778,588

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   21

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 23.1%
BASIC MATERIALS – 0.5%
CF Industries, Inc., 5.38%, 3/15/44	$82,000	$92,202
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(a)	340,000	340,776
Ecolab, Inc., 0.90%, 12/15/23	47,000	45,802
Ecolab, Inc., 2.70%, 12/15/51	78,000	66,809
Georgia-Pacific LLC, 0.95%, 5/15/26(b)	356,000	324,818
International Paper Co., Senior Bond, 4.35%, 8/15/48	532,000	557,029
Inversiones CMPC S.A., 3.00%, 4/6/31(b)	200,000	180,252
Inversiones CMPC S.A., 4.38%, 4/4/27(b)	500,000	522,975
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	325,925
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,348,047
Nucor Corp., 3.13%, 4/1/32	30,000	28,999
RPM International, Inc., 2.95%, 1/15/32	50,000	45,833
RPM International, Inc., 4.55%, 3/1/29	113,000	118,295
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	202,660
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	113,150
Westlake Chemical Corp., 3.38%, 8/15/61	97,000	78,900
Total Basic Materials		4,392,472
COMMUNICATIONS – 1.6%
Amazon.com, Inc., 2.88%, 5/12/41	440,000	406,083
AT&T, Inc., 3.50%, 9/15/53	1,305,000	1,145,064
AT&T, Inc., 3.65%, 9/15/59	28,000	24,554
AT&T, Inc., 3.85%, 6/1/60	28,000	25,063
AT&T, Inc., 4.30%, 2/15/30	25,000	26,414
AT&T, Inc., 4.85%, 7/15/45	205,000	218,093
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	79,000	83,689
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	181,000	196,581
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	112,000	123,326
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	$33,000	$27,427
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	32,000	25,727
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	355,495
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	230,000	189,543
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	310,000	294,472
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	20,000	20,543
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	409,556
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	552,000	623,612
Comcast Corp., 3.90%, 3/1/38	43,000	44,289
Comcast Corp., 4.00%, 3/1/48	600,000	615,386
Comcast Corp., 4.15%, 10/15/28	64,000	67,252
Comcast Corp., 4.25%, 10/15/30	90,000	96,009
Comcast Corp., 4.60%, 10/15/38	110,000	121,551
Corning, Inc., 5.45%, 11/15/79	146,000	161,363
Cox Communications, Inc., 2.60%, 6/15/31(b)	625,000	564,695
Cox Communications, Inc., 3.50%, 8/15/27(b)	600,000	596,871

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CSC Holdings LLC, 5.50%, 4/15/27(b)	$250,000	$247,813
Discovery Communications LLC, 5.30%, 5/15/49	52,000	54,384
Expedia Group, Inc., 2.95%, 3/15/31	109,000	100,917
Level 3 Financing, Inc., 3.40%, 3/1/27(b)	500,000	471,250
Level 3 Financing, Inc., 5.38%, 5/1/25	200,000	201,900
Paramount Global, (5 year CMT + 3.999%), 6.38%, 3/30/62(c)	875,000	883,312
Sprint Corp., 7.88%, 9/15/23	275,000	292,188
T-Mobile USA, Inc., 3.00%, 2/15/41	562,000	475,069
T-Mobile USA, Inc., 3.60%, 11/15/60	10,000	8,589
T-Mobile USA, Inc., 3.60%, 11/15/60(b)	81,000	69,569
T-Mobile USA, Inc., 3.88%, 4/15/30	150,000	150,576
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	477,015
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	4,600
Verizon Communications, Inc., 1.06%, 3/20/26 (SOFR + 0.790%)(c)	1,000,000	998,944
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	868,392
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	659,626
Verizon Communications, Inc., 3.00%, 11/20/60	66,000	53,821
Verizon Communications, Inc., 3.40%, 3/22/41	53,000	49,683
Verizon Communications, Inc., 3.88%, 3/1/52	1,054,000	1,059,048
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	89,000	94,690
ViacomCBS, Inc., 4.38%, 3/15/43	424,000	403,542
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	144,021
Total Communications		14,231,607

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – 1.6%
AutoZone, Inc., 1.65%, 1/15/31	$460,000	$392,107
AutoZone, Inc., 3.75%, 4/18/29	360,000	361,130
BMW US Capital LLC, 3.90%, 4/9/25(b)	113,000	115,292
Brunswick Corp., 2.40%, 8/18/31	85,000	71,987
Dana, Inc., 5.38%, 11/15/27	75,000	74,531
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	400,206	383,146
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	148,823
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	1,383,139	1,283,924
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	455,155	414,722
Ford Motor Co., 5.29%, 12/8/46	400,000	388,242
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	90,826
Gap, Inc. (The), 3.63%, 10/1/29(b)	50,000	44,550
Gap, Inc. (The), 3.88%, 10/1/31(b)	150,000	130,665
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	232,430
General Motors Financial Co., Inc., 2.70%, 6/10/31	49,000	43,146
Genuine Parts Co., 1.75%, 2/1/25	958,000	914,747
Genuine Parts Co., 2.75%, 2/1/32	1,050,000	963,550
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	466,259
Hyundai Capital America, 3.40%, 6/20/24(b)	123,000	122,763
Kohl’s Corp., 5.55%, 7/17/45	188,000	187,642
Lowe’s Cos., Inc., 2.80%, 9/15/41	1,250,000	1,070,627
Lowe’s Cos., Inc., 4.45%, 4/1/62	54,000	56,192
Magallanes, Inc., 3.64%, 3/15/25(b)	47,000	47,286
Magallanes, Inc., 4.28%, 3/15/32(b)	79,000	79,351

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   23

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Magallanes, Inc., 5.05%, 3/15/42(b)	$390,000	$397,812
Magallanes, Inc., 5.14%, 3/15/52(b)	1,131,000	1,157,120
Magallanes, Inc., 5.39%, 3/15/62(b)	156,000	161,160
Marriott International, Inc., Series FF, 4.63%, 6/15/30	145,000	150,175
Marriott International, Inc., Series GG, 3.50%, 10/15/32	530,000	504,491
Marriott International, Inc., Series HH, 2.85%, 4/15/31	149,000	135,991
McDonald’s Corp., 3.63%, 9/1/49	52,000	49,788
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(b)	6,000	6,010
Nordstrom, Inc., 5.00%, 1/15/44	46,000	41,188
PACCAR Financial Corp., 0.80%, 6/8/23	72,000	70,826
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	202,750
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	487,535
Stellantis Finance US, Inc., 2.69%, 9/15/31(b)	385,000	337,939
Target Corp., 1.95%, 1/15/27	79,000	76,293
Taylor Morrison Communities, Inc., 5.13%, 8/1/30(b)	150,000	146,625
Taylor Morrison Communities, Inc., 5.63%, 3/1/24(b)	150,000	154,350
Taylor Morrison Communities, Inc., 6.63%, 7/15/27(b)	100,000	102,750
Toyota Motor Credit Corp., 1.90%, 4/6/28	115,000	106,736
United Airlines, Inc., 4.38%, 4/15/26(b)	185,000	181,980
United Airlines, Inc., 4.63%, 4/15/29(b)	35,000	33,283
Walmart, Inc., 1.80%, 9/22/31	1,175,000	1,068,877
William Carter Co. (The), 5.63%, 3/15/27(b)	250,000	253,690
Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	150,000	133,125
Total Consumer, Cyclical		14,044,432

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – 4.1%
AbbVie, Inc., 4.05%, 11/21/39	$31,000	$31,850
AbbVie, Inc., 4.25%, 11/21/49	718,000	745,081
AbbVie, Inc., 4.55%, 3/15/35	380,000	407,932
AbbVie, Inc., 4.75%, 3/15/45	150,000	163,294
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	214,659
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29(b)	200,000	180,494
Allina Health System, 3.89%, 4/15/49	90,000	90,887
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	100,870
Amgen, Inc., 2.80%, 8/15/41	610,000	523,718
Amgen, Inc., 3.00%, 1/15/52	1,000,000	845,773
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	203,000	225,765
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	115,585
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	144,000	155,415
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	233,555
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	432,843
Ascension Health, 2.53%, 11/15/29	630,000	606,382
Ascension Health, 3.11%, 11/15/39	120,000	112,025
BAT Capital Corp., 2.73%, 3/25/31	620,000	546,405
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	33,000	32,469
Bristol-Myers Squibb Co., 0.75%, 11/13/25	130,000	120,390
Bristol-Myers Squibb Co., 3.70%, 3/15/52	1,200,000	1,205,927
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	42,953
Bush Foundation, 2.75%, 10/1/50	300,000	257,011

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Cardinal Health, Inc., 4.50%, 11/15/44	$150,000	$148,083
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,039,652
Cigna Corp., 3.40%, 3/15/50	64,000	57,659
Cigna Corp., 4.38%, 10/15/28	190,000	199,865
Conagra Brands, Inc., 7.00%, 10/1/28	83,000	97,968
CVS Health Corp., 5.13%, 7/20/45	390,000	440,236
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	420,000	458,992
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	72,820
ERAC USA Finance LLC, 4.20%, 11/1/46(b)	325,000	325,425
Ford Foundation (The), 2.82%, 6/1/70	776,000	640,145
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	905,140
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	818,324
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	88,000	89,264
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(b)	250,000	250,478
HCA, Inc., 3.13%, 3/15/27(b)	1,000,000	977,093
HCA, Inc., 3.50%, 7/15/51	105,000	91,044
HCA, Inc., 4.38%, 3/15/42(b)	1,325,000	1,306,419
HCA, Inc., 4.63%, 3/15/52(b)	57,000	57,443
HCA, Inc., 5.88%, 2/1/29	50,000	54,660
HCA, Inc., 7.75%, 7/15/36	150,000	188,625
Hormel Foods Corp., 0.65%, 6/3/24	84,000	80,642
Humana, Inc., 1.35%, 2/3/27	47,000	42,571
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	419,350
Kraft Heinz Foods Co., 4.38%, 6/1/46	85,000	83,949
Kraft Heinz Foods Co., 4.88%, 10/1/49	195,000	205,458
Lamb Weston Holdings, Inc., 4.13%, 1/31/30(b)	125,000	116,729
Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	225,000	210,199
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	73,003
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Massachusetts Institute of Technology, 4.68%, 7/1/2114	$150,000	$172,064
Mather Foundation, Series 2021, 2.68%, 10/1/31	750,000	697,017
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	1,063,672
Merck & Co., Inc., 2.75%, 12/10/51	625,000	544,400
Mylan, Inc., 3.13%, 1/15/23(b)	480,000	481,882
Mylan, Inc., 5.20%, 4/15/48	275,000	269,564
Mylan, Inc., 5.40%, 11/29/43	180,000	175,488
NBM US Holdings, Inc., 6.63%, 8/6/29(b)	800,000	841,760
Nestle Holdings, Inc., 3.50%, 9/24/25(b)	547,000	556,854
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28(b)	275,000	261,994
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	51,402
PepsiCo, Inc., 2.25%, 3/19/25	103,000	101,923
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	926,367
Pilgrim’s Pride Corp., 5.88%, 9/30/27(b)	300,000	302,817
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	638,005
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	52,429
President & Fellows of Harvard College, 6.50%, 1/15/39(b)	105,000	146,013
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	1,001,549
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	103,957
Roche Holdings, Inc., 1.93%, 12/13/28(b)	1,000,000	929,733
Roche Holdings, Inc., 2.13%, 3/10/25(b)	203,000	198,983
S&P Global, Inc., 2.70%, 3/1/29(b)	100,000	96,931
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	180,000	180,499
Smithfield Foods, Inc., 4.25%, 2/1/27(b)	63,000	63,679

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   25

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Smithfield Foods, Inc., 5.20%, 4/1/29(b)	$85,000	$89,173
Stanford Health Care, 3.03%, 8/15/51	1,000,000	884,218
Sutter Health, 4.09%, 8/15/48	125,000	126,723
Sysco Corp., 4.45%, 3/15/48	153,000	158,665
Sysco Corp., 4.50%, 4/1/46	87,000	90,326
Sysco Corp., 5.95%, 4/1/30	20,000	23,199
Sysco Corp., 6.60%, 4/1/50	51,000	68,545
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	902,636
Tenet Healthcare Corp., 4.38%, 1/15/30(b)	25,000	23,998
Tenet Healthcare Corp., 4.63%, 7/15/24	123,000	123,529
Trustees of Boston College, 3.13%, 7/1/52	169,000	160,071
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	75,928
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	636,897
Unilever Capital Corp., 1.38%, 9/14/30	1,175,000	1,015,100
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	963,036
Unilever Capital Corp., 2.13%, 9/6/29	675,000	633,245
Unilever Capital Corp., Series 30Y, 2.63%, 8/12/51	1,000,000	831,520
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	46,625
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	72,188
United Rentals North America, Inc., 5.50%, 5/15/27	125,000	129,288
UnitedHealth Group, Inc., 1.25%, 1/15/26	125,000	117,517
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	237,000	243,734
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	634,845
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	88,902
Vector Group Ltd., 5.75%, 2/1/29(b)	250,000	227,692
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Viatris, Inc., 3.85%, 6/22/40	$100,000	$86,491
Viatris, Inc., 4.00%, 6/22/50	198,000	166,335
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,262,630
Total Consumer, Non-cyclical		36,584,557
ENERGY – 1.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26(b)	175,000	189,371
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	834,847
BP Capital Markets America, Inc., 3.00%, 2/24/50	111,000	95,875
BP Capital Markets America, Inc., 3.54%, 4/6/27	240,000	242,951
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	238,986
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	222,074
Chaparral Energy, Inc., 9.00%, 2/14/25	7,417	6,824
Chevron Corp., 1.55%, 5/11/25	140,000	135,066
Chevron USA, Inc., 4.20%, 10/15/49	52,000	56,000
Colonial Enterprises, Inc., 3.25%, 5/15/30(b)	510,000	500,055
Continental Resources, Inc., 3.80%, 6/1/24	775,000	777,837
Diamondback Energy, Inc., 3.50%, 12/1/29	38,000	37,642
Diamondback Energy, Inc., 4.40%, 3/24/51	72,000	73,040
DT Midstream, Inc., 4.30%, 4/15/32(b)	53,000	53,138
Duke Energy Carolinas LLC, 3.55%, 3/15/52	28,000	27,660
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	197,006
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	87,000	90,101
Energy Transfer Operating L.P., 4.90%, 3/15/35	85,000	85,912
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	120,777

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Energy Transfer Operating L.P., 5.00%, 5/15/50	$505,000	$510,979
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	113,040
Energy Transfer Operating L.P., 6.13%, 12/15/45	12,000	13,233
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	4,000	3,230
Enterprise Products Operating LLC, 3.20%, 2/15/52	43,000	36,280
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	211,883
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	66,000	62,047
EQT Corp., 3.63%, 5/15/31	36,000	34,380
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31(b)	355,000	314,163
Gray Oak Pipeline LLC, 2.00%, 9/15/23(b)	59,000	58,125
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	143,000	137,730
Halliburton Co., 4.75%, 8/1/43	51,000	53,362
Halliburton Co., Senior Bond, 4.85%, 11/15/35	90,000	96,697
Helmerich & Payne, Inc., 2.90%, 9/29/31(b)	375,000	342,900
Hess Corp., 6.00%, 1/15/40	166,000	193,279
Marathon Oil Corp., 6.80%, 3/15/32	78,000	93,328
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	80,000	97,265
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	151,109
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	94,140
Murray Energy Corp., Secured Note, 12.00%, 4/15/24(b)(d)	180,991	18
ONEOK Partners L.P., 6.65%, 10/1/36	80,000	91,531
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,696,414
ONEOK, Inc., 4.50%, 3/15/50	250,000	239,133
ONEOK, Inc., 4.95%, 7/13/47	150,000	151,033
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	283,190
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Petroleos Mexicanos, 6.50%, 3/13/27	$200,000	$203,100
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	325,160
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 6/15/44	420,000	394,088
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	83,000	94,163
Qatar Petroleum, 2.25%, 7/12/31(b)	200,000	184,028
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	1,000
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	1,500
Schlumberger Holdings Corp., 3.90%, 5/17/28(b)	49,000	49,503
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	175,000	169,811
Targa Resources Corp., 4.20%, 2/1/33	36,000	36,328
Topaz Solar Farms LLC, 4.88%, 9/30/39(b)	337,155	356,541
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	223,650
Valero Energy Corp., 2.85%, 4/15/25	48,000	47,426
Valero Energy Corp., 4.00%, 4/1/29	45,000	45,898
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	358,524
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(b)	25,000	24,303
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(b)	25,000	24,529
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	450,000
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	9,900
Williams Cos., Inc. (The), 3.50%, 10/15/51	55,000	48,140
Williams Cos., Inc. (The), 5.75%, 6/24/44	183,000	210,767

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   27

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	$200,000	$208,784
Total Energy		12,530,794
FINANCIAL – 8.7%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	1,026,000	965,253
American Express Co., 3.40%, 2/22/24	72,000	72,980
American Express Co., Senior Note, 4.20%, 11/6/25	60,000	62,481
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	6,000	6,114
Americo Life, Inc., 3.45%, 4/15/31(b)	59,000	53,190
Athene Global Funding, 1.73%, 10/2/26(b)	129,000	117,135
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	69,000	67,992
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	984,000	966,879
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	43,543
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	113,000	113,723
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,577,137
Bank of America Corp., (3 month USD LIBOR + 1.320%), 4.08%, 4/23/40(c)	108,000	110,889
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25(c)(e)	475,000	451,250
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25(c)	1,000,000	947,810
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., (SOFR + 0.910%), 1.11%, 7/22/27(c)	$1,000,000	$995,190
Bank of America Corp., (SOFR + 1.320%), 2.69%, 4/22/32(c)	1,000,000	919,637
Bank of America Corp., (SOFR + 1.580%), 3.31%, 4/22/42(c)	82,000	75,913
Bank of America Corp., (SOFR + 1.210%), 2.57%, 10/20/32(c)	530,000	481,592
Bank of America Corp., (SOFR + 1.330%), 3.38%, 4/2/26(c)	54,000	53,927
Bank of America Corp., (SOFR + 2.150%), 2.59%, 4/29/31(c)	42,000	38,748
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	2,225,000	2,250,667
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	619,283
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	290,000	292,175
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	285,000	290,571
BankUnited, Inc., 4.88%, 11/17/25	254,000	265,081
BankUnited, Inc., 5.13%, 6/11/30	158,000	162,645
BOC Aviation USA Corp., 1.63%, 4/29/24(b)	200,000	192,110
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	503,251
Brighthouse Financial Global Funding, 0.60%, 6/28/23(b)	95,000	92,707
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	503,625
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	627,086

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	$500,000	$504,145
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	458,584
Charles Schwab Corp. (The), 2.45%, 3/3/27	45,000	43,685
Charles Schwab Corp. (The), Series H, (1 year CMT + 3.079%), 4.00%, 12/1/30(c)(e)	1,000,000	898,120
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(c)	820,000	752,261
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)(e)	55,000	52,663
Citigroup, Inc., 5.88%, 2/22/33	119,000	136,801
Citigroup, Inc., (SOFR + 0.686%), 0.78%, 10/30/24(c)	1,000,000	966,081
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32(c)	300,000	270,531
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30(c)	160,000	151,761
Citigroup, Inc., (SOFR + 0.528%), 1.28%, 11/3/25(c)	775,000	737,496
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	22,000	22,005
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	713,426
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(c)(e)	225,000	222,750
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	240,000	278,668
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,526,000	1,573,972
Citizens Financial Group, Inc., 2.64%, 9/30/32	227,000	200,234
Citizens Financial Group, Inc., 3.25%, 4/30/30	34,000	33,230
CNA Financial Corp., 3.95%, 5/15/24	365,000	370,669
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	950,481
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Corebridge Financial, Inc., 4.40%, 4/5/52(b)	$62,000	$61,989
Corporate Office Properties L.P., 2.90%, 12/1/33	50,000	44,138
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26(b)	970,000	938,826
Duke Realty L.P., 2.88%, 11/15/29	1,000,000	958,608
Empower Finance 2020 L.P., 1.36%, 9/17/27(b)	1,125,000	1,013,033
Empower Finance 2020 L.P., 1.78%, 3/17/31(b)	1,000,000	865,489
EPR Properties, 3.60%, 11/15/31	42,000	38,077
Equitable Financial Life Global Funding, 0.50%, 4/6/23(b)	158,000	155,186
Equitable Financial Life Global Funding, 1.30%, 7/12/26(b)	97,000	89,078
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	487,780
F&G Global Funding, 0.90%, 9/20/24(b)	88,000	82,955
F&G Global Funding, 2.30%, 4/11/27(b)	168,000	157,038
Federal Realty Investment Trust, 1.25%, 2/15/26	1,150,000	1,058,282
First Horizon Bank, 5.75%, 5/1/30	250,000	282,642
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(b)	600,000	613,225
Five Corners Funding Trust II, 2.85%, 5/15/30(b)	1,000,000	947,675
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,537,989
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/31(b)	940,000	858,032
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	260,000	279,185
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	156,740
Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26 (SOFR + 0.609%)(c)	1,000,000	931,622

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   29

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	$201,000	$201,836
Goldman Sachs Group, Inc. (The), (3 month USD LIBOR + 1.158%), 3.81%, 4/23/29(c)	925,000	931,707
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27(c)	99,000	90,479
Goldman Sachs Group, Inc. (The), (SOFR + 1.248%), 2.38%, 7/21/32(c)	69,000	61,113
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32(c)	770,000	699,823
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42(c)	69,000	62,448
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	410,000	419,796
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	206,000	259,589
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(b)	1,000,000	900,000
Healthpeak Properties, Inc., 2.13%, 12/1/28	925,000	850,578
HNA 2015 LLC, 2.37%, 9/18/27	299,778	294,427
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	59,000	56,254
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	759,776
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	320,000	308,502
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(c)(e)	975,000	919,425
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)(e)	165,000	159,019
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28(c)	1,525,000	1,544,514
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., (SOFR + 0.60%), 0.65%, 9/16/24(c)	$147,000	$142,938
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29(c)	63,000	58,058
JPMorgan Chase & Co., (SOFR + 1.25%), 2.58%, 4/22/32(c)	405,000	371,042
JPMorgan Chase & Co., (SOFR + 1.51%), 2.53%, 11/19/41(c)	304,000	249,669
JPMorgan Chase & Co., (SOFR + 0.49%), 0.77%, 8/9/25(c)	1,000,000	947,868
JPMorgan Chase & Co., (SOFR + 1.18%), 2.55%, 11/8/32(c)	535,000	488,854
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	142,000	143,278
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,240,000	1,267,776
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	498,147
Kimco Realty Corp., 2.25%, 12/1/31	1,100,000	985,153
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	880,252
Liberty Mutual Group, Inc., 3.95%, 5/15/60(b)	85,000	77,337
Liberty Mutual Group, Inc., 3.95%, 10/15/50(b)	120,000	113,504
Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	700,000	741,975
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	999,052
LPL Holdings, Inc., 4.38%, 5/15/31(b)	325,000	314,257
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(b)(c)	4,000	3,920

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mastercard, Inc., 1.90%, 3/15/31	$1,000,000	$925,137
Mastercard, Inc., 2.00%, 3/3/25	119,000	117,095
Morgan Stanley, 3.63%, 1/20/27	294,000	296,527
Morgan Stanley, 3.95%, 4/23/27	950,000	965,345
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	460,057
Morgan Stanley, 4.50%, 2/11/27(b)	1,310,000	1,244,791
Morgan Stanley, (SOFR + 0.858%), 1.51%, 7/20/27(c)	130,000	119,496
Morgan Stanley, (SOFR + 1.178%), 2.24%, 7/21/32(c)	210,000	186,087
Morgan Stanley, (SOFR + 1.360%), 2.48%, 9/16/36(c)	1,313,000	1,125,693
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42(c)	77,000	70,833
Morgan Stanley, (SOFR + 0.56%), 1.16%, 10/21/25(c)	49,000	46,547
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,164,013
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	25,000	26,353
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29(b)	175,000	161,875
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	225,000	208,960
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	935,367
National Health Investors, Inc., 3.00%, 2/1/31	54,000	46,991
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	128,000	133,109
Nuveen Finance LLC, 4.13%, 11/1/24(b)	400,000	407,505
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Office Properties Income Trust, 3.45%, 10/15/31	$52,000	$44,800
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,290,011
Ohio National Financial Services, Inc., 5.80%, 1/24/30(b)	200,000	206,303
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	144,000	125,584
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	81,000	74,203
OneMain Finance Corp., 6.63%, 1/15/28	225,000	235,687
OneMain Finance Corp., 8.25%, 10/1/23	125,000	131,707
Primerica, Inc., 2.80%, 11/19/31	44,000	40,591
Principal Life Global Funding II, 0.50%, 1/8/24(b)	92,000	88,349
Private Export Funding Corp., Series II, 2.05%, 11/15/22	1,000,000	1,002,778
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	487,573
Prudential Financial, Inc., 1.50%, 3/10/26	1,232,000	1,159,953
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	36,000	36,726
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	97,000	97,606
Realty Income Corp., 2.85%, 12/15/32	550,000	519,621
Realty Income Corp., 3.25%, 1/15/31	285,000	279,872
Regency Centers L.P., 3.75%, 6/15/24	500,000	505,666
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	138,000	181,781
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	508,990
SBL Holdings, Inc., 5.00%, 2/18/31(b)	67,000	64,591

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   31

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Sculptor Alternative Solutions LLC, 6.00%, 5/15/37(b)	$1,720,000	$1,717,076
Security Benefit Global Funding, 1.25%, 5/17/24(b)	48,000	45,869
Signature Bank, 4.00%, 10/15/30(c)	150,000	148,002
SVB Financial Group, 2.10%, 5/15/28	1,050,000	956,953
Synchrony Financial, 2.88%, 10/28/31	46,000	40,784
Synchrony Financial, 4.50%, 7/23/25	374,000	381,502
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(b)	210,000	185,920
Thirax 2 LLC, 2.32%, 1/22/34	1,000,000	953,288
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	187,000	191,892
US Bancorp, (5 year CMT + 0.95%), 2.49%, 11/3/36(c)	215,000	192,791
USAA Capital Corp., 2.13%, 5/1/30(b)	1,000,000	922,025
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31(c)	138,000	131,882
Visa, Inc., 0.75%, 8/15/27	42,000	38,041
Visa, Inc., 1.90%, 4/15/27	1,000,000	960,990
Vornado Realty L.P., 2.15%, 6/1/26	595,000	556,094
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	739,000	664,343
Wells Fargo & Co., 4.30%, 7/22/27	476,000	494,257
Wells Fargo & Co., 5.61%, 1/15/44	44,000	52,372
Wells Fargo & Co., (SOFR + 1.262%), 2.57%, 2/11/31(c)	670,000	622,443
Weyerhaeuser Co., 4.00%, 3/9/52	36,000	35,928
WR Berkley Corp., 4.00%, 5/12/50	160,000	155,224
Zions Bancorp NA, 3.25%, 10/29/29	271,000	258,977
Total Financial		77,048,928
INDUSTRIAL – 1.2%
AECOM, 5.13%, 3/15/27	125,000	127,841
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	39,000	35,804
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Amsted Industries, Inc., 5.63%, 7/1/27(b)	$200,000	$200,500
Ball Corp., 3.13%, 9/15/31	100,000	89,370
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	940,894
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,087,229
Boeing Co. (The), 3.75%, 2/1/50	525,000	467,479
Carlisle Cos., Inc., 2.20%, 3/1/32	985,000	858,147
Carrier Global Corp., 3.38%, 4/5/40	89,000	80,898
Caterpillar Financial Services Corp., 0.65%, 7/7/23	149,000	146,085
Caterpillar Financial Services Corp., 0.95%, 1/10/24	103,000	100,339
Caterpillar Financial Services Corp., 1.70%, 1/8/27	70,000	65,908
CNH Industrial Capital LLC, 4.20%, 1/15/24	58,000	59,151
Flowserve Corp., 2.80%, 1/15/32	245,000	216,692
Illinois Tool Works, Inc., 3.50%, 3/1/24	75,000	76,233
John Deere Capital Corp., 0.63%, 9/10/24	60,000	57,418
John Deere Capital Corp., 0.90%, 1/10/24	98,000	95,359
John Deere Capital Corp., 1.30%, 10/13/26	47,000	43,730
Kansas City Southern, 4.70%, 5/1/48	38,000	41,942
Nature Conservancy (The), 1.40%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,999
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	262,522
Norfolk Southern Corp., 3.70%, 3/15/53	60,000	59,306
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(b)	139,000	138,373
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23(b)	330,000	333,993
Sonoco Products Co., 1.80%, 2/1/25	215,000	206,031

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Sonoco Products Co., 2.25%, 2/1/27	$1,300,000	$1,230,876
Sonoco Products Co., 2.85%, 2/1/32	1,000,000	934,636
Standard Industries, Inc., 4.38%, 7/15/30(b)	175,000	160,292
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(b)	125,000	119,531
Stanley Black & Decker, Inc., 2.30%, 2/24/25	98,000	96,188
Stanley Black & Decker, Inc., 3.00%, 5/15/32	74,000	71,496
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60(c)	148,000	146,480
The Nature Conservancy, 3.96%, 3/1/52	1,000,000	1,032,097
Timken Co. (The), 4.13%, 4/1/32	28,000	27,818
Trimble, Inc., 4.75%, 12/1/24	13,000	13,368
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	253,470
Trimble, Inc., Senior Note, 4.90%, 6/15/28	33,000	34,177
Union Pacific Corp., 2.97%, 9/16/62	225,000	190,397
United Parcel Service, Inc., 3.90%, 4/1/25	65,000	66,941
Vontier Corp., 2.95%, 4/1/31	47,000	41,738
Xylem, Inc., 2.25%, 1/30/31	250,000	227,085
Total Industrial		10,957,833
TECHNOLOGY – 0.6%
Apple, Inc., 1.40%, 8/5/28	97,000	88,691
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	343,153
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	505,758
Broadcom, Inc., 2.45%, 2/15/31(b)	79,000	70,474
Broadcom, Inc., 3.14%, 11/15/35(b)	434,000	382,394
Broadcom, Inc., 3.19%, 11/15/36(b)	105,000	91,149
Broadcom, Inc., 3.42%, 4/15/33(b)	809,000	755,057
Broadcom, Inc., 4.11%, 9/15/28	224,000	226,661
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$315,000	$296,896
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	362,061
Dell International LLC/EMC Corp., 3.38%, 12/15/41(b)	54,000	45,387
Dell International LLC/EMC Corp., 8.10%, 7/15/36	56,000	73,639
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	203,000	190,614
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	35,000	41,209
HP, Inc., 2.65%, 6/17/31	1,000,000	894,701
Kyndryl Holdings, Inc., 2.05%, 10/15/26(b)	67,000	59,815
Kyndryl Holdings, Inc., 3.15%, 10/15/31(b)	24,000	20,221
Microsoft Corp., 3.04%, 3/17/62	269,000	251,206
Oracle Corp., 2.30%, 3/25/28	191,000	174,455
Oracle Corp., 4.00%, 11/15/47	122,000	107,893
Oracle Corp., Senior Bond, 3.80%, 11/15/37	156,000	141,084
Roper Technologies, Inc., 1.40%, 9/15/27	500,000	453,108
Total Technology		5,575,626
UTILITIES – 3.4%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	446,474
AES Corp. (The), 1.38%, 1/15/26	1,000,000	919,572
AES Corp. (The), 2.45%, 1/15/31	1,000,000	894,255
Alabama Power Co., 3.75%, 3/1/45	170,000	162,981
Alexander Funding Trust, 1.84%, 11/15/23(b)	555,000	537,951
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	300,000	303,330
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	77,000	76,296
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	224,311
Atmos Energy Corp., 3.38%, 9/15/49	320,000	298,673
Avangrid, Inc., 3.20%, 4/15/25	236,000	235,270

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   33

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(b)	$1,000,000	$1,005,409
Calpine Corp., 3.75%, 3/1/31(b)	450,000	402,833
Clearway Energy Operating LLC, 3.75%, 2/15/31(b)	925,000	864,963
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50(c)	63,000	62,370
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	833,153
Commonwealth Edison Co., Series 133, 3.85%, 3/15/52	22,000	22,742
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	110,338
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	132,000	121,347
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	101,000	119,125
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	42,000	42,616
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	278,860
DTE Electric Co., 3.95%, 3/1/49	124,000	128,042
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	940,508
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	561,604
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	53,271
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(b)	1,000,000	1,001,918
Emera US Finance L.P., 3.55%, 6/15/26	400,000	399,588
Emera US Finance L.P., 4.75%, 6/15/46	102,000	106,327
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	324,679
Entergy Mississippi LLC, 3.50%, 6/1/51	37,000	34,552
Entergy Texas, Inc., 4.50%, 3/30/39	204,000	211,329
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Essential Utilities, Inc., 3.35%, 4/15/50	$58,000	$51,578
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	114,000	140,603
Florida Power & Light Co., 2.88%, 12/4/51	570,000	510,988
Georgia Power Co., Series A, 3.25%, 3/15/51	92,000	79,764
Interstate Power & Light Co., 3.50%, 9/30/49	64,000	58,156
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(b)	400,000	417,099
Jersey Central Power & Light Co., 2.75%, 3/1/32(b)	35,000	32,592
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(b)	64,000	56,112
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	623,716
National Fuel Gas Co., 4.75%, 9/1/28	1,000,000	1,004,410
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,297,038
National Rural Utilities Cooperative Finance Corp., 1.88%, 2/7/25	66,000	63,941
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	329,000	326,957
New York State Electric & Gas Corp., 2.15%, 10/1/31(b)	1,225,000	1,086,946
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/24	46,000	46,021
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	844,697
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	740,551
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	88,532
Pacific Gas and Electric Co., 4.30%, 3/15/45	81,000	68,993
PacifiCorp, 4.13%, 1/15/49	135,000	139,602
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	425,000	418,119
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	89,284

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Public Service Co. of Colorado, 2.70%, 1/15/51	$179,000	$151,634
Public Service Co. of Colorado, 3.70%, 6/15/28	85,000	86,718
Public Service Co. of Colorado, 4.10%, 6/15/48	182,000	192,457
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	109,000	97,566
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	358,090
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	350,000	317,807
Puget Energy, Inc., 4.22%, 3/15/32	750,000	751,509
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	1,207,837
SCE Recovery Funding LLC, 2.94%, 11/15/44	1,627,000	1,565,575
Southern California Edison Co., 1.10%, 4/1/24	206,000	198,788
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	108,220
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	80,417
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	513,553
Southwestern Electric Power Co., 3.25%, 11/1/51	1,100,000	945,823
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	356,321
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(b)	419,350	442,414
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	449,141
Union Electric Co., 2.95%, 6/15/27	86,000	84,750
Union Electric Co., 3.90%, 4/1/52	1,115,000	1,153,520
Vistra Operations Co. LLC, 3.55%, 7/15/24(b)	305,000	302,109
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	100,000	98,381
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Wisconsin Public Service Corp., 2.85%, 12/1/51	$510,000	$441,264
Total Utilities		29,814,280
TOTAL CORPORATE BONDS (Cost: $217,236,935)		205,180,529
ASSET-BACKED SECURITIES – 15.3%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30(b)	1,620,000	1,535,047
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24(b)	1,621,954	1,611,810
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(b)	1,332,505	1,348,919
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	56,437	56,614
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	100,778
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	301,161
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	501,020
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	298,410
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, ABS, 0.89%, 10/19/26	1,100,000	1,044,876
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	281,794
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	280,673
AMSR 2019-SFR1 Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39(b)	100,000	94,690

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   35

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Antares CLO 2019-1 Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 2.80%, 7/20/31(b)(c)	$1,940,000	$1,940,339
Apres Static CLO Ltd., Series 2019-1A, Class A1R, ABS, (3 month USD LIBOR + 1.070%), 1.31%, 10/15/28(b)(c)	757,296	756,746
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.37%, 7/26/31 (3 month USD LIBOR + 1.10%)(b)(c)	1,000,000	990,444
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(b)	200,000	203,133
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(b)	400,000	401,284
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(b)	500,000	486,142
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26(b)	300,000	291,062
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27(b)	800,000	741,378
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28(b)	900,000	833,832
Bain Capital Credit CLO Ltd., Series 2019-2A, Class AR, ABS, (3 month USD LIBOR + 1.10%), 1.34%, 10/17/32(b)(c)	1,250,000	1,238,576
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.12%), 1.37%, 1/20/32(b)(c)	1,000,000	992,510
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.20%), 1.45%, 7/20/34(b)(c)	1,000,000	993,230
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.70%), 1.95%, 4/20/33(b)(c)	$2,000,000	$1,991,610
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35(b)	132,868	127,962
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.5s0%), 2.74%, 7/16/32(b)(c)	1,840,000	1,796,333
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52(b)	1,160,000	1,124,017
Carlyle Global Market Strategies, Series 2015-5A, Class A1RR, ABS, (3 month USD LIBOR + 1.080%), 1.33%, 1/20/32(b)(c)	2,250,000	2,238,210
Carlyle Global Market Strategies, Series 2021-11A, Class A, ABS, (3 month USD LIBOR + 1.095%), 1.35%, 1/25/33(b)(c)	2,000,000	1,990,146
Carlyle Global Market Strategies, Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.12%), 1.37%, 7/20/34(b)(c)	1,500,000	1,492,264
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	374,724
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	188,598
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	179,476
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	185,511
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	300,000	286,501
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	95,774
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50(b)	540,000	532,537

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Carvana Auto Receivables Trust, Series 2021-P4, Class B, ABS, 1.98%, 2/10/28	$100,000	$94,605
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 1.43%, 7/20/34(b)(c)	1,750,000	1,741,792
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60(b)	358,996	338,569
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32(b)	510,000	502,924
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 1.31%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	38,890	37,516
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.44%, 10/17/31 (3 month USD LIBOR + 1.20%)(b)(c)	1,000,000	997,253
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	638,943
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(b)	42,744	42,990
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50(b)	251,901	245,881
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, ABS, 1.00%, 5/15/30(b)	1,000,000	965,010
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31(b)	830,000	786,152
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 3.66%, 4/25/29(b)(c)	1,300,000	1,284,796
DigitalBridge Issuer LLC, Series 2020-1A, Class A2, 3.93%, 9/25/51(b)	1,020,000	976,245
Drive Auto Receivables Trust, Series 2021-1, Class B, ABS, 0.65%, 7/15/25	200,000	198,234
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Dryden 72 CLO Ltd., Series 2019-72A, Class AR, ABS, (3 month USD LIBOR + 1.080%), 1.59%, 5/15/32(b)(c)	$1,510,000	$1,499,373
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.47%, 10/15/29 (3 month USD LIBOR + 1.23%)(b)(c)	490,420	489,493
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 1.43%, 7/15/34(b)(c)	1,000,000	989,616
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.56%, 5/25/37 (1 month USD LIBOR + 1.10%)(b)(c)	8,679	8,659
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(b)	49,432	49,506
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51(b)	1,700,000	1,609,535
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(b)	300,000	298,954
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(b)	1,000,000	1,011,169
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33(b)	800,000	741,911
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31(b)	800,000	772,654
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33(b)	120,000	111,104
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34(b)	100,000	93,455
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	559,567
FREED ABS Trust, Series 2022-2CP, Class A, ABS, 3.03%, 5/18/29(b)	1,250,000	1,249,920
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40(b)	475,504	451,427

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   37

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40(b)	$254,588	$242,637
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40(b)	212,154	203,345
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	100,849
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34(b)	100,000	92,103
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29(b)	800,000	772,510
Golub Capital Partners TALF LLC, Series 2020-2A, Class C, ABS, (3 month USD LIBOR + 3.650%), 3.97%, 2/5/30(b)(c)	650,000	650,416
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48(b)	360,157	331,814
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48(b)	1,404,767	1,286,555
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49(b)	1,008,065	942,583
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(b)	371,396	373,119
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(b)	168,100	165,949
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57(b)	598,719	576,547
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27(b)	400,000	364,712
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25(b)	400,000	378,773
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28(b)	1,100,000	1,028,528
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Home Equity Asset Trust, Series 2003-1, Class M1, 1.96%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	$3,689	$3,687
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41(b)	391,689	372,591
HPS Loan Management Ltd., Series 10A-16, Class A1RR, ABS, (3 month USD LIBOR + 1.140%), 1.39%, 4/20/34(b)(c)	1,000,000	992,473
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.20%), 1.45%, 10/20/34(b)(c)	1,125,000	1,118,203
KKR Clo 32 Ltd., Series 32A, Class A1, ABS, (3 month USD LIBOR + 1.32%), 1.56%, 1/15/32(b)(c)	1,500,000	1,494,996
KVK CLO Ltd., Series 2016-1A, Class A1R2, ABS, (3 month USD LIBOR + 1.210%), 1.45%, 10/15/34(b)(c)	750,000	748,214
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(b)	58,932	58,599
Lendmark Funding Trust, Series 2019-2A, Class A, ABS, 2.78%, 4/20/28(b)	800,000	791,545
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,117,620	1,141,262
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48(b)	765,932	699,850
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48(b)	419,646	388,938
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.16%), 1.41%, 7/20/34(b)(c)	1,000,000	991,162
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35(b)	642,993	634,634

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Midocean Credit CLO IX, Series 2018-9A, Class A1, 1.40%, 7/20/31 (3 month USD LIBOR + 1.15%)(b)(c)	$500,000	$497,607
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(b)	100,000	101,295
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(b)	300,000	300,316
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(b)	300,000	289,858
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31(b)	2,200,000	2,080,907
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46(b)	598,098	565,041
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46(b)	668,096	608,671
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46(b)	754,297	695,346
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52(b)	1,569,515	1,431,277
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52(b)	400,000	369,683
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 1.36%, 7/15/31 (3 month USD LIBOR + 1.12%)(b)(c)	1,000,000	989,125
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(b)	385,613	376,196
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(b)	981,613	971,467
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(b)	51,397	51,727
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(b)	159,969	158,988
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(b)	197,738	193,963
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69(b)	$160,193	$155,914
Neuberger Berman Loan Advisers Clo 40 Ltd., Series 2021-40A, Class A, ABS, (3 month USD LIBOR + 1.06%), 1.30%, 4/16/33(b)(c)	1,010,000	1,004,919
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61(b)	1,730,000	1,632,140
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52(b)	540,000	532,282
Newtek Small Business Loan Trust, Series 2018-1, Class A ( PRIME - 0.55%), 2.95%, 2/25/44 (1 month USD LIBOR + 1.70%)(b)(c)	380,063	378,417
Newtek Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.75%), 4.25%, 2/25/44 (1 month USD LIBOR + 3.00%)(b)(c)	182,905	182,597
NextGear Floorplan Master Owner Trust, Series 2022-1, Class A, ABS, 2.80%, 3/15/27(b)	1,320,000	1,297,727
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.21%), 2.14%, 6/20/34(b)(c)	2,000,000	1,980,378
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(b)	510,000	495,780
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52(b)	300,000	298,729
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 3.60%, 1/20/31(b)(c)	1,620,000	1,620,194

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   39

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.12%, 10/20/27 (3 month USD LIBOR + 0.87%)(b)(c)	$347,296	$347,107
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.28%), 1.52%, 10/13/31(b)(c)	1,474,373	1,461,887
OCP CLO Ltd., Series 2015-9A, Class A1R2, (SOFR + 1.25%), 1.52%, 1/15/33(b)(c)	1,000,000	997,662
Octagon Investment Partners, Ltd., Series 2017-1A, Class AR, ABS, (3 month USD LIBOR + 1.05%), 1.30%, 7/20/30(b)(c)	875,000	870,809
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27(b)	2,050,000	1,932,336
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(b)	900,000	903,378
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28(b)	600,000	563,011
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32(b)	200,000	201,547
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35(b)	600,000	556,786
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.76%), 0.81%, 6/16/36(b)(c)	600,000	590,959
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28(b)	1,500,000	1,456,358
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31(b)	1,290,000	1,254,964
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(b)	482,534	486,384
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28(b)	765,269	765,976
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Palmer Square CLO Ltd., Series 2015-1A, Class A1A4, ABS, (3 month USD LIBOR + 1.13%), 1.61%, 5/21/34(b)(c)	$1,500,000	$1,493,163
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.30%), 2.80%, 11/25/28 Zero Coupon,(b)(c)	730,000	730,025
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.53%), 0.99%, 5/25/70(b)(c)	484,836	480,431
Progress Residential Trust, Series 2021-SFR8, Class D, ABS, 2.08%, 10/17/38(b)	100,000	89,143
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME - 0.50%), 3.0%, 12/27/44(b)(c)	295,551	290,870
Regatta VII Funding Ltd., Series 2016-4A, Class A1, ABS, (3 month USD LIBOR + 1.15%), 2.08%, 6/20/34(b)(c)	1,500,000	1,490,499
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30(b)	320,000	310,167
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31(b)	1,870,000	1,767,690
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(b)	203,491	200,708
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56(b)	818,966	761,891
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30(b)	600,000	585,053
Rockford Tower CLO 2020-1 Ltd., Series 2020-1A, Class A, ABS, (3 month USD LIBOR + 1.28%), 1.53%, 1/20/32(b)(c)	1,250,000	1,247,711

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45(b)	$740,000	$735,027
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	110,274	110,423
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	78,743	78,908
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	400,000	396,990
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	300,000	296,595
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	500,000	485,940
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	600,000	574,328
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	600,000	582,192
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	572,724
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, ABS, (3 month USD LIBOR + 1.32%), 1.57%, 10/20/32(b)(c)	1,750,000	1,743,439
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29(b)	24,646	24,658
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46(b)	174,800	171,262
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(b)	99,658	100,056
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(b)	$196,786	$194,964
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46(b)	347,361	342,402
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 1.34%, 1/26/31 (3 month USD LIBOR + 1.07%)(b)(c)	250,000	247,317
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(b)	1,230,842	1,236,345
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(b)	1,005,026	966,359
STWD Ltd., Series 2019-FL1, Class B (SOFR30A + 1.714%), 2.02%, 7/15/38 (SOFR + 1.71%)(b)(c)	470,000	467,436
STWD Ltd., Series 2019-FL1, Class C (SOFR30A + 1.714%), 2.37%, 7/15/38 (SOFR + 1.06%)1(b)(c)	280,000	278,587
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50(b)	1,620,000	1,526,718
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(b)	231,219	237,683
Sunrun Demeter Issuer, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57(b)	1,270,598	1,156,656
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(b)	393,296	386,935
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(b)	1,065,913	1,065,149
TCW CLO 2017-1A Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.18%), 1.48%, 10/29/34(b)(c)	750,000	745,943
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(b)	525,343	526,017

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   41

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22(b)	$500,000	$500,836
Tesla Auto Lease Trust, Series 2020-A, Class D, ABS, 2.33%, 2/20/24(b)	800,000	795,157
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25(b)	1,000,000	969,325
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25(b)	1,200,000	1,158,574
TH Msrissuer Trust, Series 2019-FT1, Class A, 3.26%, 6/25/24 (1 month USD LIBOR + 2.80%)(b)(c)	450,000	441,171
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.39%, 1/20/31 (3 month USD LIBOR + 1.14%)(b)(c)	1,000,000	992,978
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60(b)	171,504	161,903
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(b)	300,000	283,964
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A2, ABS, 0.14%, 1/16/24	1,309,606	1,304,338
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.71%, 7/20/32 (3 month USD LIBOR + 1.46%)(b)(c)	500,000	499,439
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(b)	823,171	815,974
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31(b)	815,739	787,686
Veros Auto Receivables Trust, Series 2022-1, Class A, ABS, 3.47%, 12/15/25(b)	1,000,000	1,000,273
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(b)	235,464	236,293
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(b)	733,422	735,915
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.34%, 7/17/31 (3 month USD LIBOR + 1.10%)(b)(c)	1,000,000	990,820
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(b)	$458,750	$452,907
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	399,665
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	99,564
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	92,779
Zais CLO 9 Ltd., Series 2018-2A, Class A, 1.45%, 7/20/31 (3 month USD LIBOR + 1.20%)(b)(c)	970,261	959,067
TOTAL ASSET-BACKED SECURITIES (Cost: $138,908,851)		135,688,718
U.S. GOVERNMENT AGENCIES – 14.5%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,023,245
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	454,062	405,832
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	122,190	119,226
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,601,094	2,422,683
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	83,290	82,540
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	333,847	320,442
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,795,298	2,671,775
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	414,683	397,516
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	3,493,373	3,339,153
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	193,902	196,342
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	272,448	271,799
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	546,835	546,698
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	228,801	227,619
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	773,324	768,048
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	281,866	279,472
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	71,728	70,492

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	$399,849	$392,679
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	70,862	72,137
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	337,603	344,036
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	151,134	154,274
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	215,380	219,809
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	139,924	142,638
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	516,050	526,099
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	172,589	175,343
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	149,164	151,176
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	526,373	531,443
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	105,201	110,128
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	4,271	4,446
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	197,904	207,093
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	81,575	84,621
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	816,461	844,913
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	44,208	45,867
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	2,178,577	2,258,716
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	29,528	31,504
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	253,896	266,232
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	56,307	58,716
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	59,393	62,296
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	138,980	145,241
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	146,665	154,773
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	124,980	135,329
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	944,360
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 0.88%, 8/5/30	$1,615,000	$1,410,191
Federal National Mortgage Association, 1.50%, 10/1/50	420,728	376,336
Federal National Mortgage Association, 1.50%, 12/1/50	1,914,416	1,712,038
Federal National Mortgage Association, 1.63%, 1/7/25	520,000	507,668
Federal National Mortgage Association, 2.00%, 4/1/37(f)	2,070,000	2,010,407
Federal National Mortgage Association, 2.00%, 12/1/40	547,177	513,599
Federal National Mortgage Association, 2.00%, 2/1/41	455,839	427,830
Federal National Mortgage Association, 2.00%, 5/1/41	908,750	852,899
Federal National Mortgage Association, 2.00%, 10/1/50	1,661,820	1,548,267
Federal National Mortgage Association, 2.00%, 11/1/50	421,356	392,532
Federal National Mortgage Association, 2.00%, 1/1/51	888,957	827,961
Federal National Mortgage Association, 2.00%, 1/1/51	434,765	404,971
Federal National Mortgage Association, 2.00%, 2/1/51	473,111	440,523
Federal National Mortgage Association, 2.00%, 4/1/51	2,080,460	1,936,120
Federal National Mortgage Association, 2.00%, 5/1/51	989,952	921,128
Federal National Mortgage Association, 2.00%, 12/1/51	2,487,562	2,312,550
Federal National Mortgage Association, 2.00%, 2/1/52	2,067,022	1,923,022
Federal National Mortgage Association, 2.00%, 2/1/52	1,945,168	1,809,651
Federal National Mortgage Association, 2.00%, 3/1/52	1,911,482	1,777,126
Federal National Mortgage Association, 2.00%, 3/1/52	1,820,265	1,692,322
Federal National Mortgage Association, 2.00%, 4/1/52(f)	1,830,000	1,698,683
Federal National Mortgage Association, 2.50%, 4/1/31	457,412	453,467

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   43

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 2.50%, 4/1/37(f)	$1,280,000	$1,264,950
Federal National Mortgage Association, 2.50%, 5/1/43	207,765	200,576
Federal National Mortgage Association, 2.50%, 8/1/46	535,580	515,179
Federal National Mortgage Association, 2.50%, 9/1/46	43,989	42,311
Federal National Mortgage Association, 2.50%, 10/1/46	134,482	128,867
Federal National Mortgage Association, 2.50%, 8/1/50	668,175	639,019
Federal National Mortgage Association, 2.50%, 10/1/50	343,584	328,618
Federal National Mortgage Association, 2.50%, 2/1/51	260,719	250,419
Federal National Mortgage Association, 2.50%, 4/1/51	1,710,762	1,635,028
Federal National Mortgage Association, 2.50%, 4/1/51	397,791	381,396
Federal National Mortgage Association, 2.50%, 1/1/52	1,843,190	1,761,346
Federal National Mortgage Association, 2.50%, 2/1/52	2,781,882	2,660,829
Federal National Mortgage Association, 2.50%, 2/1/52	1,110,326	1,062,999
Federal National Mortgage Association, 2.50%, 2/1/52	3,153,094	3,013,077
Federal National Mortgage Association, 2.50%, 2/1/52	1,191,665	1,138,511
Federal National Mortgage Association, 2.50%, 3/1/52	1,295,589	1,240,366
Federal National Mortgage Association, 2.50%, 3/1/52	1,696,427	1,621,098
Federal National Mortgage Association, 2.50%, 4/1/52(f)	1,100,000	1,049,469
Federal National Mortgage Association, 2.50%, 4/1/52	2,478,208	2,368,160
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,005,502
Federal National Mortgage Association, 3.00%, 5/1/30	138,566	140,011
Federal National Mortgage Association, 3.00%, 5/1/32	438,587	443,157
Federal National Mortgage Association, 3.00%, 10/1/32	343,885	347,465
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 4/18/37	$630,000	$634,331
Federal National Mortgage Association, 3.00%, 5/1/40	247,419	245,428
Federal National Mortgage Association, 3.00%, 5/1/43	387,018	385,679
Federal National Mortgage Association, 3.00%, 9/1/46	130,433	129,592
Federal National Mortgage Association, 3.00%, 11/1/46	234,058	232,183
Federal National Mortgage Association, 3.00%, 11/1/46	198,597	197,232
Federal National Mortgage Association, 3.00%, 1/1/47	233,352	231,582
Federal National Mortgage Association, 3.00%, 2/1/47	1,187,338	1,185,470
Federal National Mortgage Association, 3.00%, 2/25/47	391,782	382,938
Federal National Mortgage Association, 3.00%, 12/1/49	380,646	373,242
Federal National Mortgage Association, 3.00%, 2/1/50	947,301	930,260
Federal National Mortgage Association, 3.00%, 7/1/50	4,816,239	4,742,178
Federal National Mortgage Association, 3.00%, 9/1/51	355,036	349,977
Federal National Mortgage Association, 3.00%, 2/1/52	19,760	19,351
Federal National Mortgage Association, 3.00%, 4/1/52(f)	6,750,000	6,602,344
Federal National Mortgage Association, 3.00%, 5/1/52(f)	4,000,000	3,903,349
Federal National Mortgage Association, 3.50%, 12/1/30	35,000	35,943
Federal National Mortgage Association, 3.50%, 1/1/35	134,840	138,848
Federal National Mortgage Association, 3.50%, 5/1/40	86,265	87,177
Federal National Mortgage Association, 3.50%, 1/1/41	206,757	210,514
Federal National Mortgage Association, 3.50%, 8/1/42	177,371	180,910

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 11/1/42	$249,790	$254,780
Federal National Mortgage Association, 3.50%, 8/1/43	113,186	115,457
Federal National Mortgage Association, 3.50%, 1/1/45	12,891	13,184
Federal National Mortgage Association, 3.50%, 12/1/45	297,261	301,649
Federal National Mortgage Association, 3.50%, 12/1/45	184,986	187,987
Federal National Mortgage Association, 3.50%, 8/1/46	202,760	206,489
Federal National Mortgage Association, 3.50%, 12/1/46	95,586	97,070
Federal National Mortgage Association, 3.50%, 12/1/46	110,889	113,090
Federal National Mortgage Association, 3.50%, 1/1/47	110,165	111,665
Federal National Mortgage Association, 3.50%, 4/1/47	334,195	340,067
Federal National Mortgage Association, 3.50%, 9/1/47	152,533	154,285
Federal National Mortgage Association, 3.50%, 11/1/47	47,164	47,687
Federal National Mortgage Association, 3.50%, 11/1/47	5,553	5,663
Federal National Mortgage Association, 3.50%, 6/1/48	178,109	180,700
Federal National Mortgage Association, 3.50%, 6/1/48	171,141	172,790
Federal National Mortgage Association, 3.50%, 11/1/48	236,639	239,456
Federal National Mortgage Association, 3.50%, 3/1/49	200,863	202,708
Federal National Mortgage Association, 3.50%, 6/1/49	82,758	83,704
Federal National Mortgage Association, 3.50%, 4/1/50	1,335,953	1,339,952
Federal National Mortgage Association, 3.50%, 2/1/52	1,035,475	1,047,647
Federal National Mortgage Association, 3.50%, 3/1/52	1,660,911	1,666,034
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 4/1/52(f)	$550,000	$550,945
Federal National Mortgage Association, 4.00%, 9/1/40	151,614	158,595
Federal National Mortgage Association, 4.00%, 3/1/41	288,372	301,631
Federal National Mortgage Association, 4.00%, 9/1/42	30,673	31,894
Federal National Mortgage Association, 4.00%, 1/1/44	8,859	9,260
Federal National Mortgage Association, 4.00%, 1/1/45	12,141	12,641
Federal National Mortgage Association, 4.00%, 6/1/45	4,229	4,421
Federal National Mortgage Association, 4.00%, 12/1/45	290,338	302,266
Federal National Mortgage Association, 4.00%, 12/1/45	11,022	11,499
Federal National Mortgage Association, 4.00%, 7/1/46	269,903	279,036
Federal National Mortgage Association, 4.00%, 3/1/47	139,135	142,316
Federal National Mortgage Association, 4.00%, 9/1/47	428,362	441,335
Federal National Mortgage Association, 4.00%, 9/1/47	17,832	18,397
Federal National Mortgage Association, 4.00%, 10/1/47	98,679	101,395
Federal National Mortgage Association, 4.00%, 12/1/47	209,893	216,351
Federal National Mortgage Association, 4.00%, 12/1/47	55,905	57,863
Federal National Mortgage Association, 4.00%, 1/1/48	242,277	249,096
Federal National Mortgage Association, 4.00%, 2/1/48	84,013	86,228
Federal National Mortgage Association, 4.00%, 4/1/48	411,447	420,675
Federal National Mortgage Association, 4.00%, 3/1/49	1,522,682	1,558,142
Federal National Mortgage Association, 4.00%, 4/1/52	500,000	512,315
Federal National Mortgage Association, 4.00%, 4/1/52(f)	700,000	714,438

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   45

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.50%, 9/1/40	$150,810	$159,930
Federal National Mortgage Association, 4.50%, 2/1/41	297,898	316,986
Federal National Mortgage Association, 4.50%, 9/1/42	2,745	2,919
Federal National Mortgage Association, 4.50%, 12/1/43	15,370	16,278
Federal National Mortgage Association, 4.50%, 7/1/46	112,427	118,266
Federal National Mortgage Association, 4.50%, 11/1/47	47,802	50,359
Federal National Mortgage Association, 4.50%, 1/1/48	132,693	139,914
Federal National Mortgage Association, 4.50%, 2/1/48	24,004	25,310
Federal National Mortgage Association, 4.50%, 3/1/48	98,222	103,560
Federal National Mortgage Association, 4.50%, 3/1/48	86,106	89,982
Federal National Mortgage Association, 4.50%, 5/1/48	100,851	106,337
Federal National Mortgage Association, 4.50%, 5/1/48	77,904	82,142
Federal National Mortgage Association, 5.00%, 9/1/40	123,032	133,115
Federal National Mortgage Association, 5.00%, 2/1/41	88,200	95,427
Federal National Mortgage Association, 5.00%, 7/1/44	224,352	243,017
Federal National Mortgage Association, 5.00%, 5/1/48	55,472	58,912
Federal National Mortgage Association, 5.00%, 8/1/48	21,806	23,364
Federal National Mortgage Association, 5.50%, 2/1/42	50,633	55,332
Government National Mortgage Association, 2.00%, 3/20/51	434,539	414,987
Government National Mortgage Association, 2.00%, 7/20/51	525,455	501,800
Government National Mortgage Association, 2.00%, 4/1/52(f)	2,170,000	2,064,213
Government National Mortgage Association, 2.50%, 12/20/46	95,571	92,819
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 2.50%, 10/20/50	$1,512,253	$1,462,794
Government National Mortgage Association, 2.50%, 8/20/51	383,991	372,934
Government National Mortgage Association, 2.50%, 4/1/52(f)	2,270,000	2,201,634
Government National Mortgage Association, 3.00%, 12/20/42	210,463	209,902
Government National Mortgage Association, 3.00%, 12/20/45	65,791	65,563
Government National Mortgage Association, 3.00%, 9/20/46	99,045	98,903
Government National Mortgage Association, 3.00%, 10/20/46	204,892	204,096
Government National Mortgage Association, 3.00%, 2/20/47	236,311	235,396
Government National Mortgage Association, 3.00%, 4/20/47	160,405	159,784
Government National Mortgage Association, 3.00%, 12/20/47	72,433	72,120
Government National Mortgage Association, 3.00%, 1/20/48	150,394	149,743
Government National Mortgage Association, 3.00%, 9/20/49	119,152	118,330
Government National Mortgage Association, 3.00%, 12/20/49	236,172	234,398
Government National Mortgage Association, 3.00%, 4/15/50	227,035	224,458
Government National Mortgage Association, 3.00%, 8/20/50	311,736	308,215
Government National Mortgage Association, 3.00%, 8/20/50	502,633	496,956
Government National Mortgage Association, 3.00%, 8/20/50	234,045	231,461

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 10/20/50	$187,992	$185,984
Government National Mortgage Association, 3.00%, 10/20/50	320,973	317,496
Government National Mortgage Association, 3.00%, 7/20/51	286,728	283,468
Government National Mortgage Association, 3.00%, 4/1/52(f)	3,955,000	3,908,498
Government National Mortgage Association, 3.50%, 2/20/42	174,148	178,342
Government National Mortgage Association, 3.50%, 7/20/42	255,529	262,370
Government National Mortgage Association, 3.50%, 11/20/42	115,686	117,517
Government National Mortgage Association, 3.50%, 8/20/45	45,938	46,945
Government National Mortgage Association, 3.50%, 9/20/45	45,983	46,983
Government National Mortgage Association, 3.50%, 4/20/46	66,538	67,826
Government National Mortgage Association, 3.50%, 12/20/46	373,815	379,675
Government National Mortgage Association, 3.50%, 1/20/47	235,034	238,885
Government National Mortgage Association, 3.50%, 11/20/47	126,431	128,254
Government National Mortgage Association, 3.50%, 1/20/48	131,648	133,427
Government National Mortgage Association, 3.50%, 11/20/48	525,982	531,665
Government National Mortgage Association, 3.50%, 8/20/50	177,452	180,394
Government National Mortgage Association, 3.50%, 8/20/50	152,127	154,535
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 8/20/50	$210,902	$212,909
Government National Mortgage Association, 3.50%, 10/20/50	76,297	77,114
Government National Mortgage Association, 4.00%, 11/20/40	87,287	91,709
Government National Mortgage Association, 4.00%, 2/20/46	184,335	192,823
Government National Mortgage Association, 4.00%, 3/20/46	70,842	72,983
Government National Mortgage Association, 4.00%, 5/20/47	104,228	107,761
Government National Mortgage Association, 4.00%, 8/20/47	53,445	55,202
Government National Mortgage Association, 4.00%, 9/20/47	817,471	844,362
Government National Mortgage Association, 4.50%, 9/20/39	92,024	97,980
Government National Mortgage Association, 4.50%, 7/20/41	51,821	55,174
Government National Mortgage Association, 4.50%, 2/20/47	32,650	34,567
Government National Mortgage Association, 4.50%, 8/20/47	52,081	55,004
Government National Mortgage Association, 4.50%, 1/20/48	171,971	180,695
Government National Mortgage Association, 4.50%, 3/20/48	33,216	34,903
Government National Mortgage Association, 4.50%, 7/20/48	68,678	71,778
Government National Mortgage Association, 4.50%, 6/20/49	188,883	196,499
Government National Mortgage Association, 5.00%, 7/20/45	133,637	145,913

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   47

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Tennessee Valley Authority, 1.50%, 9/15/31	$145,000	$130,285
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	1,000,022
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	941,261
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	893,706	833,415
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $132,999,746)		128,992,005
COMMERCIAL MORTGAGE-BACKED SECURITIES – 11.8%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25(b)(c)	839,821	802,245
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 2.65%, 4/15/34(b)(c)	1,000,000	976,795
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66(b)(c)	100,000	93,328
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.25%, 9/15/34 (1 month USD LIBOR + 0.85%)(b)(c)	400,000	394,968
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	599,295
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	483,508
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	1,055,240
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	441,940
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 2.06%, 7/25/29 (1 month USD LIBOR + 1.60%)(b)(c)	91,390	91,285
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 1.30%, 6/25/31(b)(c)	605,000	598,963
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30 + 1.000%), 1.10%, 9/25/31(b)(c)	300,000	297,252
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 1.85%, 3/25/31(b)(c)	$257,034	$256,692
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 1.85%, 1/26/32(b)(c)	760,000	758,262
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	504,431
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62(b)(c)	250,000	238,115
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	846,000
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	1,068,821
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,160,817
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	441,156
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48(b)	1,500,000	1,469,569
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	511,571
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	552,006
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,113,231
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	742,833
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,757,486
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	1,112,241
Benchmark Mortgage Trust, Series 2021-B33, Class A5, 3.46%, 3/15/55	1,100,000	1,110,469

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BMO 2022-C1 Mortgage Trust, Series 2022-C1, Class 360B, 3.94%, 2/15/42(b)(c)	$1,000,000	$963,841
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, (1 month USD LIBOR + 1.197%), 1.59%, 10/15/38(b)(c)	975,964	952,682
BX Commercial Mortgage Trust 2022-AHP, Series 2022-AHP, Class C (SOFR30A +2.090%), 2.39%, 1/17/39(b)(c)	1,000,000	985,286
BXMT Ltd., Series 2020-FL2, Class A, (SOFR30 + 1.014%), 1.07%, 2/15/38(b)(c)	840,000	834,280
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	760,048
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	484,448
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	842,660
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(b)	250,000	235,909
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39(b)(c)	488,000	416,334
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.59%, 12/10/54	2,286,759	2,288,634
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 2.15%, 7/15/30 (1 month USD LIBOR + 1.75%)(b)(c)	1,300,000	1,296,614
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	93,125	92,730
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(b)(c)	1,000,000	990,295
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	109,248
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	$750,000	$770,984
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	280,000	269,459
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.26%, 8/10/46(b)(c)	500,000	469,181
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.64%, 2/10/49(c)	500,000	507,763
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, CMO, (SOFR30A + 1.55%), 1.65%, 10/25/41(b)(c)	30,000	28,982
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.90%), 2.00%, 12/25/41(b)(c)	630,000	600,809
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, , (SOFR30A + 3.750%), 3.60%, 3/25/42(b)(c)	325,000	328,466
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	135,894	133,975
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	713,533
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,250,000	1,171,234
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(b)(c)	147,457	147,780
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59(b)(c)	152,252	149,029
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,074,357
Eagle RE Ltd., Series 2021-1, Class M1A, CMO, (SOFR30A + 1.700%), 1.80%, 10/25/33(b)(c)	682,014	681,750

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   49

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 1.65%, 4/25/34(b)(c)	$1,350,000	$1,342,421
Federal Home Loan Mortgage Corp, Series 2021-3, Class 3JI, 2.50%, 2/25/51	857,380	113,315
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 4.06%, 7/25/50(b)(c)	35,567	35,609
Federal Home Loan Mortgage Corp., Series 2021-DNA2, Class M2, CMO, (SOFR30A + 2.300%), 2.40%, 8/25/33(b)(c)	50,000	49,288
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 2.20%, 10/25/33(c)	639,000	624,329
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M1, CMO, REMIC, (SOFR30A +0.65%), 0.75%, 1/25/34(b)(c)	35,589	35,525
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A +1.65%), 1.75%, 1/25/34(b)(c)	270,000	265,618
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A +0.85%), 0.95%, 9/25/41(b)(c)	1,550,000	1,512,018
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	964,235	891,503
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 1.10%, 1/25/42(b)(c)	400,000	392,945
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M1B, CMO, REMIC, (SOFR30A + 3.50%), 3.55%, 3/25/42(b)(c)	60,000	61,089
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	$866,804	$862,433
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,117,387	1,117,129
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.21%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	89,535	96,610
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50(g)	502,135	58,139
Federal Home Loan Mortgage Corp., Series 5034, Class IJ, CMO, IO, REMIC, 2.50%, 11/25/50(g)	1,540,101	258,346
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29(c)	360,000	377,093
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	778,920
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33(c)	600,000	646,912
Federal National Mortgage Association, 3.00%, 7/25/50	1,999,999	266,739
Federal National Mortgage Association, 3.15%, 10/15/36	1,000,000	1,001,151
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 3.06%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	55,758	55,828
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.36%, 7/25/28(c)	58,881	59,912
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.32%, 6/25/28(c)	458,809	473,248

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	$862,435	$831,993
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50(g)	392,536	51,636
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50(g)	642,748	93,473
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51(g)	245,990	35,390
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.51%, 11/25/30(c)	1,000,000	895,621
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.25%, 1/25/31(c)	1,000,000	875,910
Flagstar Mortgage Trust, Series 2021-10IN, Class A1, CMO, 3.00%, 10/25/51(b)(c)	189,544	179,889
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51(b)(c)	224,699	204,998
GMSC, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 1.55%, 10/15/36(b)(c)	1,720,000	1,683,881
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	176,773	174,527
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	194,875	198,886
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(g)	46,934	5,901
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.70%), 1.15%, 11/21/35(b)(c)	296,924	293,749
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(c)	$800,000	$824,717
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,080,543	1,072,335
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 3.96%, 11/10/49(c)	500,000	463,128
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	981,657
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,046,178
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,259,529
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	970,999
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,283,930
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50(b)(c)	22,489	22,375
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51(b)(c)	90,478	82,617
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52(b)(c)	214,302	195,502
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A8, CMO, 2.50%, 3/25/52(b)(c)	149,857	142,915
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51(b)(c)	84,132	76,837
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51(b)(c)	261,196	238,251
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52(b)(c)	418,178	381,581

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   51

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52(b)(c)	$200,988	$183,562
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 1.07%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	32,682	32,171
Home RE 2021-2 Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.250%), 1.35%, 1/25/34(b)(c)	260,000	257,855
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34(b)(c)	900,000	685,659
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,060,616
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.40%, 9/15/29 (1 month USD LIBOR + 1.00%)(b)(c)	344,251	342,528
JP Morgan Mortgage Trust, Series 2015-HB10, Class C10, 2.50%, 5/25/52(b)(c)	124,798	113,911
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(b)(c)	7,802	7,639
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.05%, 10/26/48(b)(c)	47,640	47,810
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(b)(c)	32,387	31,381
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 1.21%, 4/25/46 (1 month USD LIBOR + 0.75%)(b)(c)	26,636	26,509
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(b)(c)	2,494	2,497
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(b)(c)	1,820	1,822
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(b)(c)	$6,517	$6,531
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 1.41%, 10/25/49 (1 month USD LIBOR + 0.95%)(b)(c)	19,249	19,289
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.86%, 6/25/50(b)(c)	33,441	32,552
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51(b)(c)	93,337	85,236
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52(b)(c)	198,124	180,868
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52(b)(c)	409,936	374,216
JP Morgan Mortgage Trust, Series 2021-6, Class A15, CMO, 2.50%, 10/25/51(b)(c)	194,086	177,248
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51(b)(c)	171,694	156,804
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51(b)(c)	125,714	114,825
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52(b)(c)	98,554	92,918
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52(b)(c)	445,000	415,779
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52(b)(c)	147,057	140,998
JP Morgan Trust, Series 2015-1, Class B1, CMO, 2.10%, 12/25/44(b)(c)	111,046	112,638
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.89%, 11/15/47(b)(c)	470,000	331,535
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	263,871	261,756

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	$104,272	$104,110
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,069,194	1,056,116
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	988,381
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(b)	1,000,000	924,286
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class C, 2.34%, 9/10/39(b)(c)	500,000	451,477
MBRT, Series 2019-MBR, Class A, 1.50%, 11/15/36 (1 month USD LIBOR + 0.85%)(b)(c)	420,000	415,775
Mello Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.70%), 1.16%, 2/25/55(b)(c)	500,000	496,059
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60(b)(c)	651,038	617,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.90%, 11/15/46(c)	375,000	366,508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	165,140
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	233,039
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(b)	400,000	332,025
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	608,354
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.80%, 5/15/36 (1 month USD LIBOR + 1.40%)(b)(c)	$1,000,000	$986,657
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	969,579
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.43%, 4/5/42(b)(c)	1,000,000	924,876
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51(b)(c)	164,975	150,707
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51(b)(c)	143,597	137,096
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51(b)(c)	152,314	139,153
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, CMO, (1 month USD LIBOR + 0.50%), 0.63%, 9/10/22(b)(c)	900,000	898,117
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(b)	76,927	75,528
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C (SOFR30A + 2.394%), 2.90%, 3/15/39(b)(c)	1,090,000	1,083,227
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (1 month USD LIBOR + 2.75%), 3.15%, 7/15/36(b)(c)	1,000,000	991,028
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.65%, 7/15/36 (1 month USD LIBOR + 4.25%)(b)(c)	750,000	723,838
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52(b)(c)	50,514	50,379

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   53

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1.21%, 1/25/48 (1 month USD LIBOR + 0.75%)(b)(c)	$61,493	$61,093
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59(b)(c)	100,000	95,123
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.60%), 1.70%, 4/25/34(b)(c)	900,000	889,200
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.65%), 1.11%, 6/25/57(b)(c)	18,769	18,536
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51(b)(c)	277,530	253,120
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(b)	350,000	323,708
PFP Ltd., Series 2021-8, Class A, (1 month USD LIBOR + 1.00%), 1.43%, 8/9/37(b)(c)	1,620,000	1,591,708
PMT Credit Risk Transfer Trust, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 4.26%, 12/25/22(b)(c)	137,436	137,255
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.90%), 3.36%, 2/27/24(b)(c)	585,010	587,880
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.70%), 0.89%, 2/25/55(b)(c)	366,667	361,749
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51(b)(c)	347,358	317,428
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52(b)(c)	445,778	407,163
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 1.34%, 2/7/52 Zero Coupon,(b)(c)	$191,996	$192,192
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	296,013	297,192
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(b)(c)	11,816	11,545
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47(b)(c)	11,829	11,644
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49(b)(c)	17,362	17,378
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49(b)(c)	23,306	23,019
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(b)(c)	58,938	56,811
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51(b)(c)	94,997	86,484
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(b)	960,000	892,546
Station Place Securitization Trust, Series 2021-4, Class A, CMO, (1 month USD LIBOR + 0.900%), 1.36%, 4/11/22(b)(c)	700,000	699,075
STWD Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 2.35%, 11/15/36(b)(c)	1,075,000	1,052,110
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68(b)(c)	613,538	605,246
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61(b)(c)	981,576	970,366
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	582,837
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	147,739

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	$305,000	$302,908
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,124,945
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	505,567
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(b)	1,300,000	1,297,800
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.07%, 3/10/46(b)(c)	225,000	171,690
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59(b)(c)	100,000	99,493
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66(b)(c)	138,430	130,556
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35(b)	600,000	600,657
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	140,469
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	444,723
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	940,566
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 2.14%, 2/15/37 (1 month USD LIBOR +1.740%)(b)(c)	1,295,000	1,267,515
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.15%), 1.55%, 2/15/40(b)(c)	1,999,848	1,979,843
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(b)(c)	3,228	3,226
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51(b)(c)	$339,547	$309,852
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45(b)(c)	225,000	217,250
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.86%, 12/15/46(c)	350,000	340,265
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $108,793,133)		104,476,770
U.S. GOVERNMENT OBLIGATIONS – 9.4%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,907,000	1,652,833
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	311,650
U.S. Treasury Bonds, 1.88%, 11/15/51	6,347,000	5,567,509
U.S. Treasury Bonds, 2.00%, 11/15/41	1,757,000	1,589,810
U.S. Treasury Bonds, 2.00%, 8/15/51	779,000	702,804
U.S. Treasury Bonds, 2.25%, 5/15/41	9,265,000	8,746,377
U.S. Treasury Bonds, 2.25%, 2/15/52	2,500,000	2,397,656
U.S. Treasury Bonds, 2.38%, 5/15/51	1,924,000	1,885,370
U.S. Treasury Bonds, 2.50%, 5/15/46	1,690,000	1,655,870
U.S. Treasury Bonds, 2.88%, 5/15/43	960,000	993,825
U.S. Treasury Bonds, 3.00%, 5/15/47	2,365,000	2,553,461
U.S. Treasury Bonds, 3.63%, 8/15/43	420,000	487,266
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	111,220
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	526,558
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	355,000	188,634
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,485,000	895,944
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,745,000	3,994,900
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	51,978

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   55

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	$80,000	$45,840
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/42	820,000	461,872
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	364,136
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	265,231
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	266,546
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	910,643
U.S. Treasury Coupon STRIP, Zero Coupon 11/15/44	490,000	262,313
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	294,432
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	212,022
U.S. Treasury Notes, 0.13%, 3/31/23	1,500,000	1,476,621
U.S. Treasury Notes, 0.13%, 8/31/23	500,000	486,445
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,473,258
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	225,703
U.S. Treasury Notes, 0.75%, 12/31/23	10,000,000	9,740,625
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	921,328
U.S. Treasury Notes, 1.25%, 12/31/26	60,000	56,688
U.S. Treasury Notes, 1.38%, 9/30/23	750,000	741,709
U.S. Treasury Notes, 1.50%, 2/29/24	340,000	335,046
U.S. Treasury Notes, 1.88%, 2/28/27	13,180,000	12,826,817
U.S. Treasury Notes, 1.88%, 2/28/29	25,000	24,133
U.S. Treasury Notes, 1.88%, 2/15/32	9,146,000	8,783,018
U.S. Treasury Notes, 2.38%, 2/15/42	2,985,000	2,879,126
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	3,899,505
U.S. Treasury Notes, 1.75%, 3/15/25	1,375,000	1,345,889
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $87,768,148)		83,612,611

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 6.4%
BASIC MATERIALS – 0.5%
AngloGold Ashanti Holdings PLC, 3.38%, 11/1/28	$200,000	$187,584
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50(b)	700,000	692,132
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(b)	400,000	413,748
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(a)	225,000	232,733
Kinross Gold Corp., 4.50%, 7/15/27	595,000	609,567
LG Chem Ltd., 3.25%, 10/15/24(b)	660,000	661,528
NOVA Chemicals Corp., 4.88%, 6/1/24(b)	200,000	202,249
Suzano Austria GmbH, 3.13%, 1/15/32	58,000	51,352
Suzano Austria GmbH, 3.75%, 1/15/31	110,000	103,565
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	998,485
Teck Resources Ltd., 6.25%, 7/15/41	77,000	91,997
Total Basic Materials		4,244,940
COMMUNICATIONS – 0.0%(i)
NTT Finance Corp., 1.16%, 4/3/26(b)	203,000	187,164
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	155,101
Vodafone Group PLC, 5.25%, 5/30/48	47,000	52,647
Total Communications		394,912
CONSUMER, CYCLICAL – 0.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)	150,000	142,130
Falabella S.A., 4.38%, 1/27/25(b)	400,000	418,504
Hyundai Capital Services, Inc., 1.25%, 2/8/26(b)	1,050,000	963,141
Kia Corp., 1.00%, 4/16/24(b)	91,000	86,912
Total Consumer, Cyclical		1,610,687
CONSUMER, NON-CYCLICAL – 0.4%
BAT International Finance PLC, 4.45%, 3/16/28	740,000	741,574

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)	$1,200,000	$1,094,827
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(b)	150,000	159,000
Royalty Pharma PLC, 2.15%, 9/2/31	114,000	97,740
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	100,000	100,173
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	292,000	271,640
Triton Container International Ltd., 1.15%, 6/7/24(b)	1,000,000	948,723
Triton Container International Ltd., 3.15%, 6/15/31(b)	449,000	410,514
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	51,000	46,977
Total Consumer, Non-cyclical		3,871,168
ENERGY – 1.1%
Aker BP ASA, 2.88%, 1/15/26(b)	1,000,000	972,143
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(b)	475,000	485,688
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30(c)(e)	54,000	54,135
Cenovus Energy, Inc., 2.65%, 1/15/32	500,000	452,840
Cenovus Energy, Inc., 3.75%, 2/15/52	1,265,000	1,131,266
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(b)	961,594	924,572
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(b)	350,000	333,404
Equinor ASA, 3.25%, 11/18/49	1,000,000	941,840
Lundin Energy Finance B.V., 3.10%, 7/15/31(b)	200,000	185,216
Noble Finance Co., PIK, 11.00%, 2/15/28(b)(j)	1,034	1,158
Noble Finance Co., PIK, 11.00%, 2/15/28(j)	7,489	8,388
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	42,449
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	265,299
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – (continued)
Qatar Petroleum, 1.38%, 9/12/26(b)	$400,000	$373,016
Santos Finance Ltd., 3.65%, 4/29/31(b)	1,185,000	1,107,289
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49(b)	200,000	177,210
Suncor Energy, Inc., 5.95%, 5/15/35	49,000	57,217
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49(b)	1,000,000	923,520
Total Capital International S.A., 3.13%, 5/29/50	375,000	342,124
UEP Penonome II S.A., 6.50%, 10/1/38(b)	981,155	932,098
Total Energy		9,710,872
FINANCIAL – 3.4%
ABN AMRO Bank N.V., (1 year CMT + 1.10%), 2.47%, 12/13/29(b)(c)	1,000,000	913,997
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	150,000	138,743
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	1,000,000	922,187
Athene Holding Ltd., 3.45%, 5/15/52	25,000	21,109
Banco Santander S.A., 2.71%, 6/27/24	200,000	197,878
Bank Hapoalim BM, (5 year CMT + 2.155%), 3.26%, 1/21/32(a)(b)(c)	2,000,000	1,840,000
Bank of Montreal, 1.50%, 1/10/25	165,000	158,071
Bank of Nova Scotia (The), 0.40%, 9/15/23	81,000	78,692
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23(b)	490,000	496,307
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35(c)	200,000	184,207
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(b)(c)	730,000	664,714
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27(b)(c)	440,000	402,345

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   57

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32(b)(c)	$406,000	$369,257
BPCE S.A., (SOFR + 1.730%), 3.12%, 10/19/32(b)(c)	1,275,000	1,153,974
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23	85,000	82,079
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	64,000	58,876
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	150,000	146,501
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	134,000	133,882
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26(b)(c)	261,000	240,290
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(b)(c)	545,000	495,827
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(b)(c)	250,000	235,990
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32(b)(c)	985,000	888,369
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(b)(c)	201,000	198,044
Deutsche Bank AG, (SOFR + 1.219%), 1.41%, 11/16/27(c)	240,000	232,527
Deutsche Bank AG, (SOFR + 1.219%), 2.31%, 11/16/27(c)	330,000	302,418
Enstar Group Ltd., 4.95%, 6/1/29	214,000	222,145
Federation of Caisses Desjardins du Quebec, 1.20%, 10/14/26(b)	1,000,000	930,487
HSBC Holdings PLC, (SOFR + 1.29%), 1.59%, 5/24/27(c)	200,000	182,544
HSBC Holdings PLC, (SOFR + 1.100%), 2.25%, 11/22/27(c)	200,000	186,347
ING Groep N.V., (1 year CMT + 1.10%), 1.40%, 7/1/26(b)(c)	1,280,000	1,184,169
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
ING Groep N.V., (SOFR + 1.83%), 4.02%, 3/28/28(c)	$1,000,000	$1,005,496
ING Groep N.V., (SOFR + 2.07%), 4.25%, 3/28/33(c)	1,250,000	1,286,723
Intesa Sanpaolo SpA, (1 year CMT + 2.75%), 4.95%, 6/1/42(b)(c)	700,000	598,885
Intesa Sanpaolo SpA, Series XR, 4.0%, 9/23/29(b)	600,000	582,861
Kookmin Bank, 2.50%, 11/4/30(b)	950,000	844,943
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	481,000	471,121
National Bank of Canada, (1 year CMT + 0.40%), 0.55%, 11/15/24(c)	250,000	240,532
Natwest Group PLC, 5.08%, 1/27/30 (5.77% fixed rate until 7/24/37; 1.905% + 3 month USD LIBOR thereafter)(c)	210,000	223,601
NatWest Markets PLC, 3.63%, 9/29/22(b)	450,000	453,601
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(b)	500,000	494,628
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	179,762
Royal Bank of Canada, 2.30%, 11/3/31	66,000	60,007
Societe Generale S.A., 3.88%, 3/28/24(b)	350,000	350,612
Societe Generale S.A., (1 year CMT + 1.00%), 1.79%, 6/9/27(b)(c)	915,000	824,479
Societe Generale S.A., (1 year CMT + 1.30%), 2.89%, 6/9/32(b)(c)	950,000	851,258
Societe Generale S.A., (SOFR + 1.05%), 1.18%, 1/21/26(b)(c)	1,000,000	986,970
State Bank of India, 4.38%, 1/24/24(b)	205,000	208,116
Swedbank AB, 1.54%, 11/16/26(b)	213,000	197,763

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Swiss Re Finance Luxembourg S.A., (5 year CMT + 3.582%), 5.0%, 4/2/49(b)(c)	$1,000,000	$1,035,000
Toronto-Dominion Bank (The), 1.25%, 12/13/24	107,000	102,807
UBS AG, (SOFR + 0.450%), 0.63%, 8/9/24(b)(c)	600,000	596,756
UBS Group AG, (1 year CMT + 0.85%), 1.49%, 8/10/27(b)(c)	1,075,000	975,769
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.7% + USD 5 year Mid-Market Swap Rate thereafter)(b)(c)	200,000	196,500
UniCredit SpA, (1 year CMT + 1.55%), 3.13%, 6/3/32(b)(c)	200,000	175,835
UniCredit SpA, (1 year CMT + 2.30%), 2.57%, 9/22/26(b)(c)	1,000,000	923,901
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.43%), 1.40%, 6/26/24(c)	502,316	503,459
WLB Asset II B Pte Ltd., 3.95%, 12/10/24(b)	1,000,000	970,000
WLB Asset II C Pte Ltd., 3.90%, 12/23/25(b)	1,000,000	955,210
WLB Asset II Pte Ltd., 4.00%, 1/14/24(b)	250,000	250,000
Total Financial		29,808,571
INDUSTRIAL – 0.2%
Canadian Pacific Railway Co., 1.35%, 12/2/24	106,000	101,633
Canadian Pacific Railway Co., 3.00%, 12/2/41	21,000	18,891
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	139,381
Embraer Overseas Ltd., 5.70%, 9/16/23(b)	135,000	139,389
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	937,413
Masonite International Corp., 3.50%, 2/15/30(b)	200,000	179,750
Mexico City Airport Trust, 3.88%, 4/30/28(b)	200,000	191,070
Mexico City Airport Trust, 5.50%, 7/31/47(b)	200,000	176,252
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
nVent Finance Sarl, 2.75%, 11/15/31	$178,000	$160,011
Tyco Electronics Group SA, 2.50%, 2/4/32	54,000	50,486
Waste Connections, Inc., 2.20%, 1/15/32	33,000	29,487
Total Industrial		2,123,763
TECHNOLOGY – 0.1%
SK Hynix, Inc., 2.38%, 1/19/31(b)	1,075,000	937,018
TSMC Global Ltd., 0.75%, 9/28/25(b)	200,000	185,215
Total Technology		1,122,233
UTILITIES – 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(b)	200,000	186,268
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79(b)(c)	1,000,000	987,510
Alfa Desarrollo SpA, 4.55%, 9/27/51(b)	199,461	173,032
Comision Federal de Electricidad, 4.69%, 5/15/29(b)	400,000	392,000
Consorcio Transmantaro S.A., 4.70%, 4/16/34(b)	430,000	433,870
Engie Energia Chile S.A., 3.40%, 1/28/30(b)	209,000	192,282
India Cleantech Energy, 4.70%, 8/10/26(b)	876,150	821,040
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32(b)	1,000,000	969,560
Total Utilities		4,155,562
TOTAL FOREIGN CORPORATE BONDS (Cost: $60,493,696)		57,042,708
MUNICIPAL BONDS – 1.5%
CALIFORNIA – 0.6%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	213,134

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   59

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	$215,000	$203,603
California Health Facilities Financing Authority,Revenue Bonds, 4.35%, 6/1/41	250,000	254,439
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,043,381
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	321,954
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,167,251
Los Angeles Community College District, 2.11%, 8/1/32	770,000	692,535
State of California, General Obligation, 4.60%, 4/1/38	500,000	547,001
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	389,219
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	505,596
Total California		5,338,113
CONNECTICUT – 0.1%
Connecticut Housing Finance Authority, Revenue Bonds, 0.93%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	500,116
ILLINOIS – 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	550,281
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	213,413
Total Illinois		763,694
INDIANA – 0.0%(i)
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	195,742

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
MICHIGAN – 0.3%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	$650,000	$620,319
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	883,090
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,298,442
Total Michigan		2,801,851
NEW JERSEY – 0.1%
Morris County Improvement Authority, 1.05%, 6/15/26	200,000	187,623
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	436,986
Total New Jersey		624,609
NEW YORK – 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37	989,490	867,805
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	766,602
Total New York		1,634,407
OHIO – 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,099,267
OREGON – 0.0%(i)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(b)(d)	500,000	36,500
TEXAS – 0.0%(i)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	82,009
TOTAL MUNICIPAL BONDS (Cost: $13,729,091)		13,076,308
SUPRANATIONAL BONDS – 1.3%
African Development Bank, 0.75%, 4/3/23	1,165,000	1,151,628
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	35,000	33,173

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
Arab Petroleum Invstment Corp., 1.48%, 10/6/26(b)	$1,200,000	$1,125,485
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,555,204
Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	158,000	149,500
European Bank for Reconstruction & Development, 1.50%, 2/13/25	172,000	166,774
European Investment Bank, 0.63%, 10/21/27	700,000	629,312
European Investment Bank, 2.38%, 5/24/27	500,000	496,347
European Investment Bank, 2.50%, 10/15/24	1,000,000	1,000,595
Inter-American Development Bank, 1.13%, 7/20/28	187,000	171,660
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	943,724
International Bank for Reconstruction & Development, 0.75%, 11/24/27	174,000	157,298
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	598,000	608,182
International Finance Corp., 0.50%, 3/20/23	187,000	184,599
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	871,567
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	753,558
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	1,000,000	1,004,147
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 1.18%, 2/12/24(c)	800,000	812,710
TOTAL SUPRANATIONAL BONDS (Cost: $12,209,089)		11,815,463

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
BERMUDA – 0.0%(i)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30(b)	$200,000	$183,000
CHILE – 0.1%
Chile Government International Bond, 3.10%, 5/7/41	215,000	189,148
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	914,190
Total Chile		1,103,338
GUATEMALA – 0.1%
Guatemala Government Bond, 5.38%, 4/24/32(b)	350,000	365,753
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	201,500
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	286,926
Indonesia Government International Bond, 4.13%, 1/15/25(b)	400,000	410,900
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(b)	300,000	303,750
Total Indonesia		1,203,076
ITALY – 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	958,568
MEXICO – 0.0%(i)
Mexico Government International Bond, 4.28%, 8/14/41	251,000	233,975
Mexico Government International Bond, 4.75%, 3/8/44	80,000	78,609
Total Mexico		312,584
PANAMA – 0.0%(i)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	123,077

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   61

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
PERU – 0.2%
Peruvian Government International Bond, 2.78%, 1/23/31	$107,000	$100,741
Peruvian Government International Bond, 3.00%, 1/15/34	1,315,000	1,225,790
Total Peru		1,326,531
QATAR – 0.0%(i)
Qatar Government International Bond, 4.50%, 4/23/28(b)	200,000	218,000
ROMANIA – 0.0%(i)
Romanian Government International Bond, 5.13%, 6/15/48(b)	50,000	51,850
UNITED ARAB EMIRATES – 0.0%(i)
Abu Dhabi Government International Bond, 3.13%, 10/11/27(b)	250,000	256,300
URUGUAY – 0.0%(i)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	174,866
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,520,759)		6,276,943
FOREIGN GOVERNMENT AGENCIES – 0.5%
CANADA – 0.3%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26(b)	1,000,000	933,639
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	934,499
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,002,390
Total Canada		2,870,528
EGYPT – 0.1%
Arab Republic of Egypt, 5.25%, 10/6/25(b)	300,000	288,540
JAPAN – 0.0%(i)
Development Bank of Japan, Inc., 1.75%, 2/18/25(b)	226,000	219,819
NORWAY – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(b)	500,000	494,000

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – (continued)
SOUTH KOREA – 0.0%(i)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(b)	$200,000	$202,886
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $4,184,009)		4,075,773
PREFERRED STOCK – 0.2%
Financial – 0.2%
Gladstone Investment Corp., 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	1,827,072
BANK LOANS – 0.1%
UTILITIES – 0.1%
Exgen Renewables IV LLC 2020 Term Loan, 0.00%, 12/15/27 (Cost: $973,216)	977,496	967,115

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 8.9%
iShares Core U.S. Aggregate Bond ETF	6,410	686,511
iShares JP Morgan USD Emerging Markets Bond ETF	174,219	17,031,649
MFS Emerging Markets Debt Fund(h)	1,405,152	18,435,597
SPDR Blackstone Senior Loan ETF	944,111	42,447,231
TOTAL EXCHANGE-TRADED FUNDS (Cost: $80,444,573)		78,600,988
MUTUAL FUNDS – 5.6%
BrandywineGLOBAL High Yield Fund	2,345,996	24,632,959
MainStay MacKay High Yield Corporate Bond Fund,	4,609,743	24,800,417
TOTAL MUTUAL FUNDS (Cost: $52,367,998)		49,433,376
COMMON STOCKS – 0.0%(i)
DIVERSIFIED FINANCIAL SERVICES – 0.0%(i)
Bruin Blocker LLC (Cost: $3,931)	4,367	3,931
OIL, GAS & CONSUMABLE FUELS – 0.0%(i)
Noble Corp.	76	$1,024
Chaparral Energy, Inc.	423	18,400

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
OIL, GAS & CONSUMABLE FUELS – (continued)
Total Oil, Gas & Consumable Fuels		19,424
TOTAL COMMON STOCKS (Cost: $3,930)		23,355
SHORT-TERM INVESTMENTS – 7.1%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.09%(k) (Cost: $62,555,045)	62,555,045	62,555,045
TOTAL INVESTMENTS – 106.4% (Cost: $981,018,219)		943,644,779
OTHER ASSETS AND LIABILITIES, NET – (6.4)%		(56,490,479)
NET ASSETS – 100.0%		$887,154,300

(a)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2022, the value of these securities was $2,413,509, representing 0.3% of net assets.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the

Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2022, the value of these securities was $261,456,028, representing 29.5% of net assets.
(c)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is currently in default.

(e)
Perpetual floating rate security. Date shown reflects the next reset date.

(f)
To-be-announced (“TBA”) security.

(g)
Interest only security.

(h)
Non-income producing.

(i)
Amount is less than 0.05%.

(j)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(k)
The rate shown is the annualized seven-day yield at March 31, 2022.

ABS
Asset Backed Securities

CLO
Collaterlized Mortgage Obligation

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

ETF
Exchange Traded Fund

LIBOR
Lond Interbank Offered Rate

PIK
Paid-In-Kind

REIT
Real Estate Investment Trust

REMIC
Real Estate Mortgage Investment Conduit

SOFR
Secured Overnight Funding Rate

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   63

Schedule of Investments (unaudited)
March 31, 2022
PFM Multi-Manager Fixed-Income Fund (concluded)

Futures contracts open at March 31, 2022:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 4.4%
U.S. Treasury Ultra Bonds	Long	6,000,000	06/21/2022	$10,627,500	$(353,413)
U.S. Treasury 2-Year Notes	Long	2,000,000	06/30/2022	2,119,219	(23,996)
U.S. Treasury 5-Year Notes	Long	20,700,000	06/30/2022	23,740,312	(560,540)
U.S. Treasury 10-Year Notes	Long	1,800,000	06/21/2022	2,211,750	4,757
Total				$38,698,781	$(933,192)
CONTRACTS SOLD – (0.7)%
U.S. Treasury Long-Term Bonds	Short	(4,200,000)	06/21/2022	$(6,302,625)	$191,100
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$205,180,529	$—	$205,180,529
Asset-Backed Securities	—	135,688,718	—	135,688,718
U.S. Government Agencies	—	128,992,005	—	128,992,005
Commercial Mortgage-Backed Securities	—	104,476,770	—	104,476,770
U.S. Government Obligations	—	83,612,611	—	83,612,611
Exchange-Traded Funds	78,600,988	—	—	78,600,988
Foreign Corporate Bonds*	—	57,042,708	—	57,042,708
Mutual Funds	49,433,376	—	—	49,433,376
Municipal Bonds*	—	13,076,308	—	13,076,308
Supranational Bonds	—	11,815,463	—	11,815,463
Foreign Government Obligations*	—	6,276,943	—	6,276,943
Foreign Government Agencies*	—	4,075,773	—	4,075,773
Preferred Stock*	1,827,072	—	—	1,827,072
Bank Loans*	—	967,115	—	967,115
Common Stocks
Financial	—	3,931	—	3,931
Energy	—	1,024	—	1,024
	—	18,400	—	18,400
Money Market Fund	62,555,045	—	—	62,555,045
Total Investments in Securities	$192,416,481	$751,228,298	$—	$943,644,779
Other Financial Instruments Futures Contracts(a)	$195,857	$—	$—	$195,857
Other Financial Instruments Futures Contracts(a)	$(937,949)	$—	$—	$(937,949)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Statements of Assets and Liabilities (unaudited)
March 31, 2022

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $736,209,133, $654,964,245 and $981,018,219, respectively)	$874,442,649	$641,778,588	$943,644,779
Foreign Currency, at Value (Cost $–, $377,405 and $–, respectively)	—	1,004,798	—
Cash	1,344	130,475	—
Receivables:
Investment Securities Sold	5,931,885	346,101	26,866,731
Dividends	219,110	1,285,840	240,786
Interest	—	291	3,801,273
Foreign Tax Reclaims	5,177	513,137	4,116
Prepaid Expenses	35,090	24,911	31,773
Net Variation Margin on Futures Contracts	—	—	72,743
Total Assets	880,635,255	645,084,141	974,662,201
Liabilities:
Due to Custodian	—	—	186,623
Payables:(1)
Investment Securities Purchased	4,479,942	341,145	86,920,015
Advisory Fees Payable	225,422	282,102	296,187
Other Accrued Expenses	92,931	167,010	105,076
Total Liabilities	4,798,295	790,257	87,507,901
Net Assets	$875,836,960	$644,293,884	$887,154,300
Net Assets Consists of:
Paid-In Capital	$717,940,182	$645,200,992	$933,743,656
Total Distributable Earnings (Loss)	157,896,778	(907,108)	(46,589,356)
Net Assets	$875,836,960	$644,293,884	$887,154,300
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	70,456,557	60,895,608	92,041,354
Net Asset Value, Offering Price and Redemption Price per Share	$12.43	$10.58	$9.64

(1)
There were no fees payable to the Trust’s Independent Trustees at March 31, 2022.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   65

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2022

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $7,205, $434,485 and $–, respectively)	$5,421,168	$9,293,245	$2,553,181
Interest (net of taxes withheld of $–, $– and $277, respectively)	—	—	8,430,027
Total Investment Income	5,421,168	9,293,245	10,983,208
Expenses:
Accounting Fees	43,363	47,711	127,740
Administration Fees	41,192	32,479	47,865
Advisory Fees (Note 4)	1,295,753	1,831,274	1,670,046
Audit and Tax Fees	29,359	59,338	39,814
Custodian Fees	23,260	128,119	50,841
Insurance Premiums	21,677	15,901	20,153
Legal Fees	75,160	67,421	59,425
Registration Fees	13,896	14,361	17,876
Transfer Agent Fees	18,457	18,731	19,675
Trustees Fees	39,141	27,712	33,262
Other Expenses	5,128	7,804	6,085
Total Expenses	1,606,386	2,250,851	2,092,782
Expenses Recouped	91,498	58,441	—
Net Expenses	1,697,884	2,309,292	2,092,782
Net Investment Income	3,723,284	6,983,953	8,890,426
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	41,491,366	14,611,282	(6,619,424)
Futures Contracts	—	—	(2,528,449)
Foreign Currency Related Transactions	—	(61,203)	—
Net Realized Gain (Loss)	41,491,366	14,550,079	(9,147,873)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	(19,248,105)	(88,929,788)	(50,312,533)
Futures Contracts	—	—	(249,712)
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(40,577)	—
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(19,248,105)	(88,970,365)	(50,562,245)
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,966,545	$(67,436,333)	$(50,819,692)
See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Statements of Changes in Net Assets

	PFM Multi-Manger Domestic Equity Fund		PFM Multi-Manger International Equity Fund
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
Increase in Net Assets Resulting From Operations:
Net investment income	$3,723,284	$7,135,911	$6,983,953	$7,241,533
Net Realized Gain	41,491,366	110,416,034	14,550,079	51,976,767
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(19,248,105)	97,053,620	(88,970,365)	42,113,515
Net Increase (Decrease) in Net Assets Resulting from Operations	25,966,545	214,605,565	(67,436,333)	101,331,815
Distributions from:
Distributable Earnings	(133,323,650)	(94,960,269)	(36,649,447)	(4,833,251)
Capital Share Transactions:
Proceeds from Sale of Shares	58,220,645	130,166,499	138,413,630	227,546,770
Reinvestment of Distributions	133,323,650	94,960,269	36,649,447	4,833,251
Cost of Shares Redeemed	(55,365,909)	(220,255,843)	(107,475,620)	(36,268,810)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	136,178,386	4,870,925	67,587,457	196,111,211
Net Increase (Decrease) in Net Assets	28,821,281	124,516,221	(36,498,323)	292,609,775
Net Assets:
Beginning of Period	$847,015,679	$722,499,458	$680,792,207	$388,182,432
End of Period	$875,836,960	$847,015,679	$644,293,884	$680,792,207
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	60,563,989	59,485,338	56,729,207	40,027,375
Shares Subscribed	4,242,425	9,566,281	11,750,327	19,296,669
Shares Issued from Reinvestment of Distributions	10,130,976	7,933,189	3,127,086	429,241
Shares Redeemed	(4,480,833)	(16,420,819)	(10,711,012)	(3,024,078)
Shares Outstanding, End of Period	70,456,557	60,563,989	60,895,608	56,729,207
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   67

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
Increase in Net Assets Resulting From Operations:
Net Investment Income	$8,890,426	$15,251,967
Net Realized Gain (Loss)	(9,147,873)	6,530,695
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(50,562,245)	(14,160,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,819,692)	7,622,294
Distributions from:
Distributable Earnings	(13,049,215)	(39,290,469)
Capital Share Transactions:
Proceeds from Sale of Shares	164,544,392	276,446,503
Reinvestment of Distributions	13,049,215	39,290,469
Cost of Shares Redeemed	(49,893,760)	(144,963,301)
Net Increase in Net Assets Resulting from Capital Share Transactions	127,699,847	170,773,671
Net Increase in Net Assets	63,830,940	139,105,496
Net Assets:
Beginning of Period	$823,323,360	$684,217,864
End of Period	$887,154,300	$823,323,360
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	79,243,741	63,306,790
Shares Subscribed	16,480,818	26,172,225
Shares Issued from Reinvestment of Distributions	1,289,536	3,723,737
Shares Redeemed	(4,972,741)	(13,959,011)
Shares Outstanding, End of Period	92,041,354	79,243,741
See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$13.99	$12.15	$11.00	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.06	0.12	0.14	0.17	0.12
Net Realized and Unrealized Gain (Loss)(3)	0.52	3.58	1.32	0.17	0.64
Total from Investment Operations	0.58	3.70	1.46	0.34	0.76
Distributions from:
Net Investment Income	(0.12)	(0.15)	(0.16)	(0.08)	—
Capital gains	(2.02)	(1.71)	(0.15)	(0.02)	—
Total Distributions to Shareholders	(2.14)	(1.86)	(0.31)	(0.10)	—
Net Asset Value, End of Period	$12.43	$13.99	$12.15	$11.00	$10.76
Total Return(4),(5)	3.30%	33.08%	13.43%	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$875,837	$847,016	$722,499	$730,457	$594,994
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.38%	0.38%	0.39%	0.38%	0.38%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.36%	0.37%	0.39%	0.41%	0.55%
Net Investment Income	0.83%	0.91%	1.25%	1.59%	1.54%
Portfolio Turnover Rate	24%(9)	60%	141%(8)	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   69

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$12.00	$9.70	$9.41	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.11	0.15	0.08	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	(0.94)	2.25	0.41	(0.42)	(0.46)
Total from Investment Operations	(0.83)	2.40	0.49	(0.19)	(0.31)
Distributions from:
Net Investment Income	(0.17)	(0.10)	(0.20)	(0.09)	—
Capital Gains	(0.42)	—	—	—	—
Total Distributions to Shareholders	(0.59)	(0.10)	(0.20)	(0.09)	—
Net Asset Value, End of Period	$10.58	$12.00	$9.70	$9.41	$9.69
Total Return(4),(5)	(7.43)%	24.86%	5.09%	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$644,294	$680,792	$388,182	$397,967	$314,739
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.63%	0.66%	0.74%	0.63%	0.63%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.61%	0.65%	0.76%	0.75%	1.09%
Net Investment Income	1.91%	1.31%	0.87%	2.54%	2.08%
Portfolio Turnover Rate	52%(9)	52%	157%(8)	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Financial Highlights
PFM MULTI-MANAGER FIXED-INCOME FUND

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$10.39	$10.81	$10.55	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.11	0.21	0.27	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	(0.70)	(0.08)	0.37	0.55	(0.10)
Total from Investment Operations	(0.59)	0.13	0.64	0.90	0.13
Distributions from:
Net Investment Income	(0.11)	(0.22)	(0.29)	(0.35)	(0.11)
Capital Gains	(0.05)	(0.33)	(0.09)	(0.02)	—
Total Distributions to Shareholders	(0.16)	(0.55)	(0.38)	(0.37)	(0.11)
Net Asset Value, End of Period	$9.64	$10.39	$10.81	$10.55	$10.02
Total Return(4),(5)	(5.76)%	1.23%	6.21%	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$887,154	$823,323	$684,218	$602,522	$490,127
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.50%	0.55%	0.55%	0.55%	0.55%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.50%	0.52%	0.54%	0.55%	0.73%
Net Investment Income	2.13%	2.00%	2.60%	3.46%	3.00%
Portfolio Turnover Rate	46%(9)	107%	174%(8)	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond Hill High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   71

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2022, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 —
Quoted prices in active markets for identical assets or liabilities.

Level 2 —
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 —
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the Adviser to the Funds, PFM Asset Management LLC (“PFMAM” or, the “Adviser”),the responsibility for the performance of day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
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NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools. The SEC recently adopted new Rule 2a-5 under the Investment Company Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact a Fund’s valuation policies. The Funds will not be required to comply with the new rule until September 8, 2022.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known
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NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Futures Contracts (continued)
as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
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NOTES TO FINANCIAL STATEMENTS (unaudited)

3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the period ended March 31, 2022 and for all open tax years (years ended September 30, 2019, September 30, 2020 and September 30, 2021), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31,2022, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period. The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 “(the Act)”, the Funds are permitted to carry forward capital losses incurred for an unlimited period. The following capital loss carryforward information, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2021, the Funds’ most recent fiscal year-end, there were no available capital loss carryforwards to offset future capital gains of the Funds.
As of March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$736,209,133	$654,964,245	$981,018,219
Unrealized appreciation	$151,579,935	$38,356,239	$3,453,361
Unrealized depreciation	(13,359,703)	(51,541,896)	(41,585,939)
Net unrealized appreciation (depreciation)	$138,220,232	$(13,185,657)	$(38,132,578)
During the period ended March 31, 2022, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (“PFIC”) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions. In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
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NOTES TO FINANCIAL STATEMENTS (unaudited)

4. Agreements (continued)
Investment Adviser (continued)
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
The Sub-Advisers to each Fund as of March 31, 2022 are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity	Aristotle Atlantic Partners, LLC Champlain Investment Partners, LLC Jacobs Levy Equity Management, Inc. Nuance Investments, LLC Vaughan Nelson Investment Management, L.P.
PFM Multi-Manager International Equity Fund
Acadian Asset Management LLC
Aristotle Capital Management, LLC
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC
Through January 28, 2020, the Adviser agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
Although the Expense Limitation Agreement expired January 28, 2020, the Advisor shall continue to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if on any given business day the Funds determine a NAV, that the operating expenses of a Fund are less than the corresponding expense limitation rate previously in effect under the Expense Limitation Agreement, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding
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NOTES TO FINANCIAL STATEMENTS (unaudited)

4. Agreements (continued)
Investment Adviser (continued)
expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall be limited to, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of March 31, 2022, the amount of advisory fees waived and reimbursed expenses subject to recoupment were:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2022	$144,595	$210,103	$—
September 30, 2023	129,416	141,724	—
Total	$274,011	$351,827	$—
Distributor
PFM Fund Distributors, Inc. (“PFMFD” or, the “Distributor”) serves as the Funds’ Distributor. The Distributor is an affiliate of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Change in Control of Adviser and Distributor
On July 7, 2021, U.S. Bancorp Asset Management Inc. (“USBAM”), a subsidiary of U.S. Bank, National Association, entered into a definitive agreement to purchase PFMAM, as well as its subsidiary PFMFD (the “Transaction”). The Transaction was completed on December 7, 2021, following regulatory approval and satisfaction of customary closing conditions. The investment advisory agreement between PFMAM and the Trust, on behalf of the Funds, automatically terminated upon the closing of the Transaction. Following approval from the Board of the Trust, including its current trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), and the shareholders of each Fund, a new investment advisory agreement between PFMAM and the Trust, on behalf of the Funds, became effective upon the closing of the Transaction. The distribution agreement between PFMFD and the Trust, on behalf of the Funds, also automatically terminated upon the closing of the Transaction. Following approval from the Board of the Trust, including the Independent Trustees, a new distribution agreement between PFMFD and the Trust, on behalf of the Funds, became effective upon closing of the Transaction. The terms of the new investment advisory agreements and new distribution agreement are substantially identical to the previous investment advisory agreements and previous distribution agreement.
Administrator, Custodian and Transfer Agent
The Administrator, Custodian and Transfer Agent to the Trust is State Street Bank and Trust Company.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
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NOTES TO FINANCIAL STATEMENTS (unaudited)

6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2022, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$211,473,647	$400,439,577
Non-U.S. Government Sales	$210,870,252	$367,508,503
PFM Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$284,521,120
Non-U.S. Government Sales	$219,677,822
U.S. Government Purchases	$238,713,431
Non-U.S. Government Sales	$121,548,565
7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2022, is included in each respective Schedule of Investments. As of March 31, 2022, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended March 31, 2022.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2022 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest Rate Contracts	Net Variation Margin on Futures Contracts*	$195,858	Net Variation Margin on Futures Contracts*	$(937,950)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (unaudited)

7. Derivative Financial Instruments (continued)
The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the period ended March 31, 2022 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest Rate Contracts Risk	Futures Contracts	$(2,528,449)	Futures Contracts	$(249,712)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Fixed-Income Fund	$50,473,165	$6,112,538
8. Related Parties
As of March 31, 2022, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or default) Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Funds and could negatively affect a Fund’s performance and the value of your investment in a Fund. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   79

NOTES TO FINANCIAL STATEMENTS (unaudited)

9. Risks (continued)
industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued by reference rate reform, assuming certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that certain optional expedients have been elected for and that are retained through the end of the hedging relationship. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. At this time the Funds have not yet elected to apply ASU 2020-04, management is evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
80   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at October 1, 2021, the beginning of the period, and held through March 31, 2022. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1)(2) 10/1/21 to 3/31/22
PFM Multi-Manager Domestic Equity Fund
Actual	$1,000.00	$1,033.00	$0.38	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$0.38	$1.92
PFM Multi-Manager International Equity Fund
Actual	$1,000.00	$925.70	$0.63	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$0.63	$3.18
PFM Multi-Manager Fixed-Income Fund
Actual	$1,000.00	$942.40	$0.50	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$0.50	$2.52

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022   81

Other Information (unaudited)

Results of the Special Meeting of Shareholders — The special meeting of the shareholders of the PFM Multi-Manager Series Trust was held on November 22, 2021.
The matters voted on by the shareholders of record as of October 4, 2021 and the results of the vote at the shareholder meeting held November 22, 2021 are as follows:
1. A proposal to approve a new investment advisory agreement for each Fund.
PFM Multi-Manager Domestic Equity Fund
Affirmative	Against	Abstain	Broker Non-Vote
66.86%	0%	0%	0%
PFM Multi-Manager International Equity Fund
Affirmative	Against	Abstain	Broker Non-Vote
77.85%	0%	0%	0%
PFM Multi-Manager Fixed Income Fund
Affirmative	Against	Abstain	Broker Non-Vote
69.10%	0%	0%	0%
82   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2022

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended March 31, 2022, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 3, 2022

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	June 3, 2022